PROSPECTUS

May 1, 1999

   Merrill Lynch Life Variable Annuity Separate Account ("Variable Account")

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                      FLEXIBLE PREMIUM - NONPARTICIPATING
                                   issued by
                      Merrill Lynch Life Insurance Company
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. It is important that you understand how the contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Variable Account. In turn, we invest each subaccount's assets in the following corresponding portfolios of the Merrill Lynch Variable Series Funds, Inc.:

- Reserve Assets Fund
- Prime Bond Fund
- High Current Income Fund
- Quality Equity Fund
- Special Value Focus Fund
- Global Strategy Focus Fund

- Natural Resources Focus Fund
- American Balanced Fund
- Index 500 Fund
- International Equity Focus Fund
- Basic Value Focus Fund
- Global Growth Focus Fund

You may also put your premium payments into the Fixed Account.

The value of your contract at any point in time up to the Annuity Date is called your contract value. Before the Annuity Date, you are generally free to direct your contract value among the subaccounts or the Fixed

Account as you wish. You may also withdraw all or part of your contract value. If you or the annuitant die before the Annuity Date, we pay a death benefit to the beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract may be subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges. The two most significant charges are a sales charge and a mortality and expense risk charge.

We provide more details on these two charges as well as a description of all other charges later in the prospectus.

       *****************************************************************

This prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 1999, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 36 of this prospectus.

THE CURRENT PROSPECTUS FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC. MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              Page
                                                              ----
DEFINITIONS.................................................    5
FEE TABLE...................................................    6
CAPSULE SUMMARY OF THE CONTRACT.............................    8
  Premiums..................................................    8
  The Variable Account......................................    8
  The Funds Available For Investment........................    9
  Fees and Charges..........................................    9
     Mortality Risk Charge..................................    9
     Expense Risk Charge....................................    9
     Sales Charge...........................................    9
     Administration Charge..................................    9
     Distribution Expense Charge............................    9
     Premium Taxes..........................................    9
  Transfers.................................................    9
  Withdrawals...............................................    9
  Death Benefit.............................................   10
  Annuity Payments..........................................   10
  Retirement Plans..........................................   10
  Ten Day Review............................................   10
MERRILL LYNCH LIFE INSURANCE COMPANY........................   10
THE VARIABLE ACCOUNT........................................   11
  Segregation of Account Assets.............................   11
  The Reinsurance Agreement.................................   11
  Number of Subaccounts; Subaccount Investments.............   11
FINANCIAL STATEMENTS........................................   12
INVESTMENTS OF THE ACCOUNTS.................................   12
  General Information and Investment Risks..................   12
  Merrill Lynch Asset Management, L.P. ("MLAM").............   12
  Investment Objectives.....................................   13
     Reserve Assets Fund....................................   13
     Prime Bond Fund........................................   13
     High Current Income Fund...............................   13
     Quality Equity Fund....................................   13
     Special Value Focus Fund...............................   14
     Global Strategy Focus Fund.............................   14
     Natural Resources Focus Fund...........................   14
     American Balanced Fund.................................   14
     Index 500 Fund.........................................   14
     International Equity Focus Fund........................   14
     Basic Value Focus Fund.................................   14
     Global Growth Focus Fund...............................   14
  Purchases and Redemptions of Fund Shares; Reinvestment....   15
  Material Conflicts, Substitution of Investments and
   Changes to Accounts......................................   15
CHARGES AND DEDUCTIONS......................................   15
  Mortality Risk Charge.....................................   16
  Expense Risk Charge.......................................   16
  Distribution Expense Charge...............................   16
  Sales Charge..............................................   16
     When Imposed...........................................   16
     Amount of Charge.......................................   16

                                                              Page
                                                              ----
  Contract Administration Charge............................   17
  Waiver of Charges.........................................   17
  Payments of Charges and Deductions........................   17
  Fund Expenses.............................................   17
  Premium Taxes.............................................   17
FEATURES AND BENEFITS OF THE CONTRACT.......................   18
  Ownership of The Contract.................................   18
  Issuing the Contract......................................   18
     Information We Need To Issue The Contract..............   18
     Ten Day Right to Review................................   18
  Premiums..................................................   18
     Minimum and Maximum Premiums...........................   18
     Premium Investments....................................   18
  Accumulation Units........................................   19
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........   20
  Beneficiary...............................................   20
  Transfers.................................................   20
  Withdrawals and Surrenders................................   20
     When and How Withdrawals are Made......................   20
     Minimum Amounts........................................   21
     Surrenders.............................................   21
  Payments to Contract Owners...............................   21
  Death Benefit.............................................   21
  Annuity Payments..........................................   22
  First Variable Annuity Payment............................   22
  Subsequent Variable Annuity Payment.......................   23
  Annuity Units.............................................   23
  Annuity Options...........................................   23
     Payments for a Fixed Period............................   23
     Life Annuity...........................................   24
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................   24
     Joint and Survivor Life Annuity........................   24
     Proof of Age, Sex and Survival.........................   24
FEDERAL INCOME TAXES........................................   24
  Federal Income Taxes......................................   24
  Tax Status of the Contract................................   24
  Taxation of Annuities.....................................   25
  Penalty Tax on Some Withdrawals...........................   26
  Transfers, Assignments, or Exchanges of a Contract........   26
  Withholding...............................................   26
  Multiple Contracts........................................   26
  Possible Changes In Taxation..............................   26
  Possible Charge For Merrill Lynch Life's Taxes............   26
TAXATION OF QUALIFIED CONTRACTS.............................   26
  Individual Retirement Accounts (IRAs).....................   27
  SIMPLE IRAs...............................................   27
  Simplified Employee Pension (SEP) IRAs....................   27
  Roth IRAs.................................................   27
  Corporate Pension and Profit Sharing Plans................   27
  Tax-Sheltered Annuities...................................   27
  Section 457 Plans.........................................   28
  Other Tax Issues..........................................   28

                                                              Page
                                                              ----
OTHER INFORMATION...........................................   28
  Notices and Elections.....................................   28
  Contract Amendment........................................   28
  Voting Rights.............................................   28
  Reports to Contract Owners................................   29
  Selling the Contract......................................   29
  State Regulation..........................................   29
  Year 2000.................................................   29
  Legal Proceedings.........................................   30
  Experts...................................................   30
  Legal Matters.............................................   30
  Registration Statements...................................   30
APPENDIX A (CONDENSED FINANCIAL INFORMATION)................   31
APPENDIX B..................................................   35
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   36

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.

annuity unit: An index we use to compute variable annuity payments.

beneficiary: The person to whom payment is to be made on the death of the contract owner or annuitant. There may be both a contract owner's beneficiary and an annuitant's beneficiary if the contract owner is not the annuitant.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described under Section 401, 403, 408, 408A, 457 or any similar provisions of the Internal Revenue Code.

qualified contract: A Contract we issue in connection with a qualified plan.

valuation period: The interval from one valuation day of a fund to the next valuation day, measured from the time each day we value the fund.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the Internal Revenue Code.

                                   FEE TABLE

A.   Contract Owner Transaction Expenses
     Contingent Deferred Sales Charge (as a percentage of
     purchase payments or amount withdrawn, as applicable)         5.00%
     We impose a contingent deferred sales charge if you withdraw all or part of your contract value. We apply it to the
     premiums you paid within the past 7 years (adjusted for any prior withdrawals) or the amount you withdraw, whichever is less. We will not charge for the part of your first
     withdrawal each year that does not exceed 10% of the
     premiums you paid prior to the date of your withdrawal.
     The Fee Table and Examples do not include charges to
     contract owners for premium taxes. Premium taxes may be
     applicable. Refer to the PREMIUM TAXES section in this
     Prospectus for further details.

B.   Annual Contract Administration Charge.......................    $30
     The Contract Administration Charge will be assessed annually on each contract anniversary on or prior to the annuity
     date, or at full withdrawal if made other than on a contract anniversary.

C. Separate Account Annual Expenses (as a percentage of account value)

Expense Risk Charge(a)......................................  0.50%
Mortality Risk Charge(b)....................................  0.75%
Distribution Expense Charge(b)..............................  0.05%
                                                              =====
Total Separate Account Annual Expenses......................  1.30%

D. Fund Expenses for the Year Ended December 31, 1998 (as a percentage of each Fund's average net assets)

                                MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(D)
                       -------------------------------------------------------------------------------
                                          HIGH               SPECIAL    NATURAL     GLOBAL
                       RESERVE   PRIME   CURRENT   QUALITY    VALUE    RESOURCES   STRATEGY   AMERICAN
   ANNUAL EXPENSES     ASSETS    BOND    INCOME    EQUITY     FOCUS      FOCUS     FOCUS(C)   BALANCED
   ---------------     -------   -----   -------   -------   -------   ---------   --------   --------
Investment Advisory
  Fees...............    .50%     .42%     .47%      .44%      .75%       .65%        .65%        .55%
Other Expenses.......    .18%     .06%     .06%      .05%      .06%       .23%        .07%        .07%
Total Annual
  Operating
  Expenses...........    .68%     .48%     .53%      .49%      .81%       .88%        .72%        .62%

                                            BASIC   INTERNATIONAL              GLOBAL
                                            VALUE      EQUITY      INDEX 500   GROWTH
             ANNUAL EXPENSES                FOCUS       FOCUS        FUND      FOCUS
             ---------------                -----   -------------  ---------  --------
Investment Advisory Fees..................   .60%            .75%       .30%     .75%
Other Expenses............................   .06%            .14%       .06%     .28%
Total Annual Operating Expenses...........   .66%            .89%       .36%    1.03%

EXAMPLES OF CHARGES

If you surrender the Contract at the end of the applicable time period:

       You would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Reserve Assets Fund......................   $68      $115      $163       $242
Prime Bond Fund..........................   $66      $109      $152       $221
High Current Income Fund.................   $66      $111      $155       $226
Quality Equity Fund......................   $66      $109      $153       $222
Special Value Focus Fund.................   $69      $119      $169       $256
Natural Resources Focus Fund.............   $70      $121      $173       $263
Global Strategy Focus Fund...............   $68      $116      $165       $247
American Balanced Fund...................   $67      $113      $160       $236
Basic Value Focus Fund...................   $68      $115      $162       $240
International Equity Focus Fund..........   $70      $121      $174       $264
Index 500 Fund...........................   $65      $106      $146       $208
Global Growth Focus Fund.................   $71      $125      $181       $279

If you annuitize or do not surrender the Contract at the end of the applicable time period:

       You would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Reserve Assets Fund......................   $21       $66      $113       $242
Prime Bond Fund..........................   $19       $59      $102       $221
High Current Income Fund.................   $20       $61      $105       $226
Quality Equity Fund......................   $19       $60      $103       $222
Special Value Focus Fund.................   $23       $70      $119       $256
Natural Resources Focus Fund.............   $23       $72      $123       $263
Global Strategy Focus Fund...............   $22       $67      $115       $247
American Balanced Fund...................   $21       $64      $110       $236
Basic Value Focus Fund...................   $21       $65      $112       $240
International Equity Focus Fund..........   $23       $72      $124       $264
Index 500 Fund...........................   $18       $56      $ 96       $208
Global Growth Focus Fund.................   $25       $77      $131       $279

The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Variable Account as well as the Funds. The Examples also reflect the $30 contract administration charge as 0.0682%. See the Charges and Deductions section in this Prospectus and the Fund prospectus for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

NOTES TO FEE TABLE

(a) The expense risk charge is stated as an annual percentage of the daily net asset value of the Variable Account. The rate indicated is for nonqualified Contracts. For qualified Contracts, the rate is 0.20%

(b) The mortality risk charge and the distribution expense charge are each stated as an annual percentage of the daily net asset value of the Variable Account.

(c) Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund. See the accompanying prospectus for Merrill Lynch Variable Series Funds, Inc. for additional information regarding this change.

(d) MLAM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Lynch Variable Series Funds, Inc. in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year.

You can find condensed financial information for the Merrill Lynch Life Variable Annuity Separate Account in Appendix A to this prospectus.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $1,500 for a non-qualified Contract and $10 for qualified Contracts. Subsequent premiums must be $300 ($50 in Tennessee) for non-qualified Contracts, and $10 for qualified Contracts.

Tax qualified arrangements, including qualified plans, should carefully consider the costs and benefits of the Contracts (including annuity income benefits) before purchasing the Contract, since the tax qualified arrangement itself provides for tax-deferred growth.

THE VARIABLE ACCOUNT

As you direct, we will put premiums into sub-accounts of the Variable Account corresponding to the Funds in which we invest your contract value or into the Fixed Account. For the first 14 days following the date of issue, we put all premiums you've directed into the Variable Account into the Reserve Assets Subaccount. After the 14 days, we'll put the money into the Variable Account subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. You may change the selection later, subject to certain conditions.

THE FUNDS AVAILABLE FOR INVESTMENT

The Funds available for investment are all funds of Merrill Lynch Variable Series Funds. They are:

       - Reserve Assets Fund
       - Prime Bond Fund
       - High Current Income Fund
       - Quality Equity Fund
       - Special Value Focus Fund
       - Global Strategy Focus Fund
       - Natural Resources Focus Fund
       - American Balanced Fund
       - Index 500 Fund
       - International Equity Focus Fund
       - Basic Value Focus Fund
       - Global Growth Focus Fund

If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the attached prospectus for the Funds.

FEES AND CHARGES

MORTALITY RISK CHARGE

We impose a mortality risk charge to compensate us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The charge equals 0.75% annually. We deduct it daily from the net asset value of the Variable Account.

EXPENSE RISK CHARGE

We impose an expense risk charge to compensate us for the expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 0.5% annually for non-qualified Contracts, and 0.2% annually for qualified Contracts. We deduct it daily from the net asset value of the Variable Account.

DISTRIBUTION EXPENSE CHARGE

We deduct a distribution expense charge to compensate us in part for expenses we incur distributing the Contracts. The charge equals 0.05% annually. We deduct it daily from the net asset value of the Variable Account.

SALES CHARGE

We impose a contingent deferred sales charge if you withdraw money from the Variable Account, subject to certain exceptions.

It equals the lesser of:

     - 5% of the premiums you pay within 7 years prior to the date you withdraw your money (adjusted for any prior withdrawals); or

     - 5% of the amount you withdraw.

This charge permits us to recover sales expenses we incur. The charges will never exceed 5% of your total premiums.

ADMINISTRATION CHARGE

We deduct a $30 contract administration charge on each contract anniversary to reimburse us for costs associated with the administration of the Contract. We will also deduct this charge if you fully withdraw your contract value on any day other than a contract anniversary. This charge ends on the Annuity Date.

PREMIUM TAXES

On the Annuity Date we deduct a charge for any premium taxes imposed by a state or local government. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS

You may transfer all or part of the contract value between the Variable Account and the Fixed Account and among the subaccounts, subject to certain limitations. For Contracts issued before April 30, 1986 and reinsured by us, see the Appendix for special provisions.

WITHDRAWALS

You may withdraw all or part of your contract value prior to the earliest of the annuity date, the annuitant's death, or the owner's death. The amount you withdraw must be at least $500. If the Contract is to continue in force, the remaining contract value must be at least $500. If these dollar limitations would prevent you from making a partial withdrawal, you may make a full withdrawal of your contract value. We may impose a contingent deferred sales charge and a contract administration charge. Withdrawals will decrease your contract value. Withdrawals are subject to tax, and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. Withdrawals under Tax-Sheltered Annuities are restricted.

DEATH BENEFIT

If either the annuitant or the contract owner dies before the annuity date, we will pay the greater of:

     - the sum of all premiums you paid (adjusted for any withdrawals); or

     - the then current contract value.

We will not impose a contingent deferred sales charge.

ANNUITY PAYMENTS

Annuity payments begin on the Annuity Date and are made under the annuity option you select. You may also select an annuity payment frequency. You may change your selections before the annuity date.

Details about the annuity options available under the Contract can be found under "Annuity Options".

RETIREMENT PLANS

We may issue the Contract pursuant to nonqualified retirement plans or plans qualifying for special tax treatment ("qualified plans") such as "H.R. 10" plans, Individual Retirement Annuities ("Section 408") or Individual Retirement Accounts ("IRAs"), corporate pension and profit-sharing plans, Tax-Sheltered Annuities ("403(b)") or Section 457 deferred compensation ("Section 457") plans. For each Fund, there is one subaccount for nonqualified plans and one subaccount for qualified plans.

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to our Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund your premiums allocated to the Fixed Account, plus your contract value in the Variable Account as of the date you return the Contract.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

On October 1, 1991, Tandem Insurance Group, Inc. (adba Tandem Life Insurance Company) ("Tandem"), an affiliate of ours, merged into and with us. We are the surviving company. As a result of the merger, all of the contracts Tandem issued, we now issue. Contract owners maintain their identical coverage through us.

In addition, the Tandem Variable Annuity Separate Account was combined with the Variable Account, and its assets became the assets of the Variable Account. These assets are segregated from all of our other assets. The combination of accounts had no adverse impact on any contract owners, accumulation units, annuity units or annuity unit values.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE VARIABLE ACCOUNT

You may direct premiums into a segregated investment account available to the Contract. The Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Variable Account on March 15, 1991. It is governed by Arkansas law, our state of domicile. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account meets the definition of a separate account under the federal securities laws. The Variable Account's assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Variable Account. The Variable Account's income, gains, and losses, whether or not realized, derived from its assets are credited to or charged against the Variable Account without regard to our other income, gains or losses. The assets in the Variable Account will always be at least equal to its reserves and other liabilities. If the Variable Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Variable Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Variable Account be charged with any liabilities of any other account.

THE REINSURANCE AGREEMENT

On March 22, 1991, we and certain affiliated life insurance companies entered into an assumption reinsurance agreement with Family Life Insurance Company ("FLIC") relating to various policies including the FLIC Contracts. The assumption reinsurance of the FLIC Contracts will take place in several transactions. As of September 1, 1991, we assumption reinsured Contracts in 37 states, Guam and the Virgin Islands. There have been various assumption reinsurance transactions subsequent to September 1, 1991.

The FLIC Contracts, which participate in FLIC's Merrill Lynch Variable Annuity Account, are identical to the Contracts described in this Prospectus, except that the FLIC Contracts provide for a higher mortality risk charge (.80% annually under the FLIC Contracts versus .75% annually under the Contracts described in this Prospectus), but no distribution expense charge. Pursuant to the agreement, FLIC agreed to transfer and we agreed to assume on an assumption reinsurance basis all of FLIC's obligations and liabilities under certain of the Contracts to the maximum extent permitted by law. To reflect our assumption of the FLIC Contracts, we will issue a certificate of assumption to the owners of the FLIC Contracts informing them of our assumption of FLIC's liabilities under the Contract and of the change in the components of the charges against separate account assets.

At such time as we assumption reinsure a Contract, assets held in FLIC's Merrill Lynch Variable Annuity Account equal to the contract liabilities attributable to the variable portion of the Contract will be transferred to the Variable Account. Thereafter, the contract owner will deal directly with us and future premiums will be forwarded directly to us. The assumption reinsurance of the FLIC Contracts will not change the number of accumulation or annuity units credited under the Contracts or the value of such units, which will continue to be affected only by the investment performance of the Funds. Contract values will be the same as they would have been had the assumption reinsurance transaction not occurred, and there will be no adverse tax consequences to a contract owner as a result of the assumption reinsurance of his or her Contract.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 12 subaccounts currently available through the Variable Account. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"). Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                              FINANCIAL STATEMENTS

You can find our financial statements and those of the Variable Account in the Statement of Additional Information. Commencing on September 1, 1991, the Variable Account acquired a majority of the assets of the Merrill Lynch Variable Annuity Account of FLIC in connection with our assumption reinsurance of certain of FLIC's variable annuity contracts. Therefore, the Variable Account's financial statements include the financial operations of the FLIC separate account for periods prior to September 1, 1991. You can obtain the Statement of Additional Information upon request and without charge, by writing or calling our Service Center at the address or telephone number on the first page of this prospectus.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the applicable prospectus and its Statement of Additional Information. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with Merrill Lynch, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the funds long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

MERRILL LYNCH ASSET MANAGEMENT, L.P. ("MLAM")

MLAM is the investment adviser to the Merrill Variable Funds. MLAM, together with its affiliates, Fund Asset Management, L.P., Mercury Asset Management International Ltd., and Hotchkis and Wiley, is a worldwide mutual fund leader, and has a total of $501.68 billion in investment company and other portfolio assets under management as of the end of February 1999. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. The fees charged to each of these Funds are set forth in the summary below.

MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), an affiliate of ours, under which MLIG provides administration services for the Funds of Merrill Variable Funds used with the Contracts and other variable life insurance and variable annuity contracts we issue. Under this agreement, MLAM compensates MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by these Funds to MLAM attributable to contracts we issue.

INVESTMENT OBJECTIVES

Details about these Funds, including their investment objectives, management, policies, restrictions, expenses and risks, and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information. Read these carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities.

RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.425% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million; 0.325% of the next $500 million; 0.30% of the next $500 million; and 0.275% of the average daily net assets in excess of $2.5 billion.

PRIME BOND FUND. This Fund seeks to obtain as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of the combined average daily nets assets of the Fund and High Current Income Fund; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the combined average daily net assets, in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain the highest level of current income as is consistent with the investment policies of the Fund and with prudent investment management. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the first $250 million of the combined average daily net assets of the Fund and Prime Bond Fund; 0.50% of the next $250 million; 0.45% of the next $250 million; and 0.40% of the combined average daily net assets in excess of $750 million. The reduction of the advisory fee applicable to the Fund is determined on a uniform percentage basis as described in the Statement of Additional Information for the Merrill Variable Funds.

QUALITY EQUITY FUND. This Fund seeks to achieve the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change. MLAM receives an advisory fee from the Fund at the annual rate of 0.50% of the first $250 million of average daily net assets; 0.45% of the next $250 million; 0.425% of the next $100 million; and 0.40% of the average daily net assets in excess of $400 million.

SPECIAL VALUE FOCUS FUND (FORMERLY, THE EQUITY GROWTH FUND). This Fund seeks long term growth of capital by investing primarily in common stocks of relatively small companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund. This is a higher fee than that of many other mutual funds, but management of the Fund believes it is justified by the high degree of care that must be given to the initial selection and continuous supervision of the types of portfolio securities in which the Fund invests.

GLOBAL STRATEGY FOCUS FUND. This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve long-term growth of capital and protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. MLAM receives an advisory fee from the Fund at the annual rate of 0.65% of the average daily net assets of the Fund.

We reserve the right to suspend the sale of units of the Natural Resources Focus Subaccount in response to conditions in the securities markets or otherwise.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. MLAM receives an advisory fee from the Fund at the annual rate of 0.55% of the average daily net assets of the Fund.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). MLAM receives an advisory fee from the Fund at an annual rate of 0.30% of the Fund's average daily net assets.

INTERNATIONAL EQUITY FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. MLAM receives an advisory fee from the Fund at the annual rate of 0.75% of the average daily net assets of the Fund.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio. MLAM receives an advisory fee from the Fund at the annual rate of 0.60% of the average daily net assets of the Fund.

GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income. MLAM receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

Fund distributions to the Variable Account are automatically reinvested at net asset value in additional Fund shares.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE VARIABLE ACCOUNT

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Merrill Variable Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Variable Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. We can do this for both existing investments and the investment of future premiums. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also make additional subaccounts available to the Variable Account, eliminate subaccounts in the Variable Account, deregister of the Variable Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Under the Contract you may also allocate your premiums (and transfer contract values) to the Fixed Account. In the Fixed Account, your premiums accumulate at a guaranteed interest rate, and become part of our general account. For some qualified contracts, you may also take loans based on Fixed Account contract values. Your interests arising from the allocation of premiums or the transfer of contract values to the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, the Fixed Account contract values are not subject to the provisions that would apply if registration under such acts were required.

We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY RISK CHARGE

We impose a mortality risk charge on the Variable Account. It equals 0.75% annually. We deduct it daily from the net asset value of each subaccount.

If this charge is inadequate to cover the actual cost of the mortality risk, we will bear the loss. If the charge exceeds the actual cost, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

EXPENSE RISK CHARGE

We deduct an expense risk charge from the Variable Account to compensate us for assuming the risk that our actual expenses for administering the Contract will not increase. We compute this charge and deduct it on a daily basis from each subaccount.

       - For nonqualified Contracts, we deduct an annual charge equal to 0.5% of the Variable Account's daily net asset value.
       - For qualified Contracts, we deduct an annual charge equal to 0.2% of the Variable Account's daily net asset value.

If this charge is insufficient to cover the actual cost of our expense risk, we will bear the loss. If the charge is more than the actual cost of our expense risk, it will be part of our profit. This charge will not change.

DISTRIBUTION EXPENSE CHARGE

We anticipate that the cost of distributing the Contracts will be greater than the amount we receive from the contingent deferred sales charge. Therefore, we deduct a distribution expense charge from the Variable Account to compensate us for some of the distribution costs we incur. We deduct an annual charge equal to 0.05% of the Variable Account's daily net asset value. We compute this charge and deduct it daily from each subaccount.

SALES CHARGE

       WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge when you withdraw all or part of your contract value. However, up to 10% of the sum of your premiums will not be subject to such a charge if withdrawn as part of the first withdrawal of the contract year. We will not impose this charge on death benefits we pay upon the death of the annuitant or contract owner.

       AMOUNT OF CHARGE

The charge is equal to the lesser of:

       - 5% of the sum of the premiums you pay within 7 years prior to the date of withdrawal (adjusted for any prior withdrawals); or
       - 5% of the amount you withdraw.

The cumulative sum of all contingent deferred sales charges we make within 7 years prior to the date you make a withdrawal will never be more than 5% of the sum of all premiums you make during the same period. We will deem that you make withdrawals first from premiums you paid on a first-in, first out basis, and then from any gain. The cumulative sum of the contingent deferred sales charges will never exceed 5% of your total premiums.

We may reduce the contingent deferred sales charge for Contracts we sell to a trustee, employer, or similar party pursuant to a retirement plan, or for a similar arrangement for Contracts we sell to a group of individuals if such program results in a savings of sales expenses. The amount of the reduction will depend on factors such as the size of the group, the total amount of premiums, and other relevant factors that might tend to reduce expenses we incur in connection with such sales. We will not impose this reduction in a discriminatory manner.

(See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

CONTRACT ADMINISTRATION CHARGE

We charge $30 annually to reimburse us for costs associated with the administration of the Contract. We deduct the charge from your contract value on each contract anniversary on or prior to the annuity date, and if you make a full withdrawal on any day other than a contract anniversary. This charge covers such expenses as:

       - issuing contracts,
       - maintaining contract owner records,
       - accounting,
       - valuation,
       - regulatory compliance, and
       - reporting.

This charge will never increase.

WAIVER OF CHARGES

Where state law permits, we will waive the contingent deferred sales charge and the contract administration charge for Contracts we issue to a trustee, employer or similar party pursuant to a retirement plan or similar arrangement for the benefit of a group of individuals.

       - The initial premium must be at least $500,000, and
       - The contract owner must agree to a Contract endorsement prohibiting the allocation of premiums, and the transfer of values to the Fixed Account.

PAYMENTS OF CHARGES AND DEDUCTIONS

We compute and deduct the expense risk charge, the mortality risk charge, and the distribution expense charge from each Variable Account subaccount for each day the Contract is in force. We deduct the contract administration charge and the contingent deferred sales charge from the Fixed Account and from each Variable Account subaccount in the ratio of your interest in each to your contract value.

FUND EXPENSES

In calculating the net asset values of the Merrill Variable Funds, advisory fees and operating expenses are deducted from the assets of each Fund. Information about those fees and expenses can be found in the attached prospectus, and in the Statement of Additional Information.

PREMIUM TAXES

Various states and municipalities impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. (See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the annuitant will be the contract owner. A contract owner who is not also the annuitant may designate a contingent owner. A contract owner who is also the annuitant may only designate his or her spouse as a contingent owner. A contingent owner becomes the contract owner if the contract owner dies and the Contract continues in force. You may generally transfer ownership of your Contract to a new owner. Such transfer cancels any designation of a contingent owner, but does not affect the designation of a beneficiary. If we issue the Contract pursuant to a qualified plan, however, you may not assign, pledge, or transfer it, unless permitted by law. A collateral assignment does not change contract ownership. A collateral assignee's rights have priority over a beneficiary's. You should consult a competent tax advisor before you make any designations, transfers or assignments because these transactions may result in adverse tax consequences.

ISSUING THE CONTRACT

       INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. You must complete and return a written Contract application. Once we review and approve that application, and you pay the initial premium, we'll issue a Contract. Generally, we'll do this and invest the premium within two business days. If we haven't received necessary information within five business days, however, we will offer to return the premium and no Contract will be issued.

       TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to our Service Center or to the Financial Consultant who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund your premiums allocated to the Fixed Account, plus your contract value in the Variable Account as of the date you return the Contract.

PREMIUMS

       MINIMUM AND MAXIMUM PREMIUMS

Initial premium payments must be $1,500 or more on a nonqualified Contract and $10 or more on a qualified Contract. Subsequent premium payments must be $300 or more ($50 in Tennessee) for nonqualified Contracts, and $10 or more for qualified Contracts. You can make them at any time before the annuity date without giving us prior notice. We must consent to subsequent premiums for Tax-Sheltered Annuities, where you have made a prior withdrawal from the Contract. The Contract will not be in default if you do not pay subsequent premiums. Maximum annual contributions to IRA Contracts are limited by federal law.

       PREMIUM INVESTMENTS

For the first 14 days following the date of issue, we'll hold all premiums directed into Variable Account in the Reserve Assets Subaccount. After the 14 days, we'll reallocate the contract value to the Variable Account subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected.)

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value of a subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each sub-account at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your contract are purchased (added to your contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract administration charge, any contingent deferred sales charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of units by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience. Instead, the investment experience is reflected in the accumulation unit value.

Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. A valuation period is the time period from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing (a) by (b) and subtracting (c):

       - Where (a) is:

              The net asset value per share of the Fund held in the subaccount, as of the end of the valuation period; plus

              The per-share amount of any dividend or capital gain distributions made by the Fund if the "ex-dividend" date occurs in the valuation period.

       - Where (b) is:

              The net asset value per share of the Fund held in the subaccount as of the end of the last prior valuation period.

       - Where (c) is:

              The sum of the daily expense risk charge, the daily mortality risk charge and the daily distribution expense charge. For nonqualified Contracts, these charges equal 1.3% annually, and for qualified Contracts they equal 1.0% annually, of the daily net asset value of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. We may adjust the net investment factor to make provisions for any change in the law that requires us to pay tax on capital gains in the Variable Account.

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

BENEFICIARY

You name the beneficiary in the application. If the contract owner is not the annuitant, there may be one beneficiary to receive payment on the annuitant's death and a different beneficiary to receive payment on the contract owner's death. Unless you irrevocably designate a beneficiary, you may change the beneficiary during the annuitant's or the contract owner's lifetime. The estate or heirs of a beneficiary who dies before payment is due have no rights under the Contract. If no beneficiary survives when payment is due, we will make payment to the contract owner or to the contract owner's estate.

TRANSFERS

You may transfer all or part of your contract value among the Fixed Account and the Variable Account subaccounts, subject to the following restrictions:

       - You may not make a transfer from one Variable Account subaccount to another within 30 days of the date of issue or within 30 days of a prior transfer.
       - You may not make a transfer from the Fixed Account to any Variable Account subaccount within six months of the date of issue or within six months of any prior transfer to the Fixed Account, except for one transfer from the Fixed Account to the Variable Account subaccounts in January of each year.
       - Transfers from the Variable Account to the Fixed Account must be at least 30 days apart.
       - You may not make any transfers between the Fixed Account and the Variable Account after the annuity date.

You may request transfers in writing or by telephone. Transfer requests may also be made through your Merrill Lynch Financial Consultant. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

WITHDRAWALS

       WHEN AND HOW WITHDRAWALS ARE MADE

You may withdraw all or part of your contract value, less any charges. We must receive your election prior to the annuity date or the annuitant's death, whichever is earlier. Under certain qualified plans, your spouse may have to consent to the withdrawal.

When we receive your election, we will cancel the number of accumulation units necessary to equal the dollar amount of your withdrawal plus any contingent deferred sales charge or administration charge. Unless you direct us otherwise, withdrawals will be taken from the Fixed Account and the Variable Account subaccounts in the same proportion as your value in the Fixed Account and the Variable Account subaccounts from which the withdrawal is made bears to your contract value. We will base withdrawals and related charges on values for the valuation period in which we receive your election (and the Contract if required) at our Service Center.

You may make a withdrawal request in writing to our Service Center. We may defer payments of withdrawals (see "Payment to Contract Owners"). Withdrawals under Tax-Sheltered Annuities are restricted. Withdrawals are subject to tax, and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes").

       MINIMUM AMOUNTS

The minimum amount that you may withdraw for a partial withdrawal is $500. At least $500 must remain in the Contract after you make a withdrawal, or we will not permit the partial withdrawal.

       SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we receive your election, minus any applicable contingent deferred sales charge or contract administration charge. (See "Charges and Deductions".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your request. However, we may delay any payment, or delay processing any transfer request if:

       (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday;
       (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
       (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Variable Account or to determine their value; or
       (d) the Securities and Exchange Commission by order so permits for the protection of security holders.

DEATH BENEFIT

If either the annuitant or a contract owner dies prior to the annuity date, we will pay to the beneficiary (once we receive due proof of death) the greater of:

       - the sum of all premiums (adjusted for any withdrawals), or
       - the contract value for the valuation period in which we receive such proof at our Service Center.

The death benefit is determined as of the date we receive certain information at our Service Center. We call this due proof of death. It consists of the beneficiary statement, a certified death certificate, and any additional documentation we need to process a claim.

An annuitant's beneficiary may generally choose a lump sum payment or payment under any of the annuity options of the Contract. However, if any owner is not an individual or if the deceased annuitant was an owner, the annuitant's beneficiary must take distribution of the death benefit in accordance with the contract owner beneficiary distribution rules that follow.

A deceased contract owner's surviving spouse who is a contract owner's beneficiary may choose a lump sum or payment under any of the Contract's annuity options. If a deceased contract owner's surviving spouse is both the contract owner's beneficiary and a contingent owner, he or she may choose to continue the Contract in force after the contract owner's death.

A contract owner's beneficiary, who is not the deceased contract owner's surviving spouse, may choose:

       (a) a lump sum, which must be paid within five years of the contract owner's death,
       (b) a life annuity option, or
       (c) a life annuity option with guaranteed payments or a fixed period annuity option, where the period required for full distribution of the payments guaranteed does not exceed the beneficiary's life expectancy.

Payment under (b) and (c) must start within one year of the contract owner's death.

If either the annuitant or a contract owner dies after the annuity date, we will continue to pay, pursuant to the annuity option in force at the date of death, any guaranteed amounts remaining unpaid, unless the beneficiary chooses to receive the present value of the remaining guaranteed payments in a lump sum.

Other rules may apply to qualified Contracts.

ANNUITY PAYMENTS

A variable annuity is an annuity with payments that are not predetermined as to dollar amount. Payments will vary according to the investment results of the applicable subaccount. We will make annuity payments to you unless you specify otherwise in writing. You may or may not be the annuitant; you make the choice in the application.

You may select the annuity date and an annuity option in your application. We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. Contract owners may select from a variety of annuity payment options, as outlined below in "Annuity Options," or any other option satisfactory to you and to us. If you don't choose an annuity option, the annuity date will be the first day of the next month after the annuitant's 75th birthday and we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. For qualified Contracts other than IRAs, the annuity date may not be later than April 1 of the calendar year after the later of the calendar year in which the annuitant attains age 70 1/2 or retires. For IRAs (or if the annuitant is a "5 percent owner" as described in the Code), the annuity date may not be later than April 1 of the calendar year after the calendar year in which the annuitant attains age 70 1/2. You may change the annuity option by telephone or by written notice before the annuity date.

We will make annuity payments monthly. You may elect quarterly, semi-annual or annual payments, in which case we will base the calculation of the periodic annuity payments on the monthly amount adjusted by a factor that takes into account the longer interval between payments. If the net contract value (i.e., contract value minus premium tax) to be applied at the annuity date is less than $5,000 ($3,500 for qualified Contracts) we may cash out your contract in a lump sum. If any annuity payment would be less than $50, we may change the frequency of payments so that all payments will be at least $50.

FIRST VARIABLE ANNUITY PAYMENT

We determine the dollar amount of the first monthly annuity payment by applying your interest in the Variable Account, less any premium taxes, to the annuity table for the annuity option chosen. The annuity tables are in the Contract. We base the tables on the 1983 Table "a" for Individual Annuity Valuation with interest at 4%.

To determine the dollar amount of the first monthly annuity payment for each $1,000 we apply under an annuity option, the Contract contains a formula to adjust the annuitant's age based on the annuity date. If the annuity date is between the years 1990 and 1999, we reduce the annuitant's age by one year. For each decade thereafter the annuitant's age is reduced by one additional year. The maximum age adjustment is five years.

An age adjustment results in a reduction in the monthly annuity payments that we would otherwise make. It may be advantageous for you to designate an annuity date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, annuity payment rates for an annuitant with an annuity date in the year 2000 will be the same as those for the year 1999, even though the annuitant is one year older, because we will reduce the annuitant's age an additional year in the new decade.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

Subsequent variable annuity payments will vary in amount according to the investment performance of the Variable Account subaccounts to which you have allocated contract value. The amount of subsequent annuity payments, which may change from month to month, is equal to the number of annuity units for each subaccount you choose, multiplied by the value of an annuity unit for such subaccount for the valuation period in which payment is due. We guarantee that variations in expenses or mortality experience will not affect the amount of each subsequent annuity payment.

ANNUITY UNITS

The number of annuity units for each applicable subaccount, is the amount of the first monthly annuity payment attributable to that subaccount divided by the value of an annuity unit for that subaccount as of the annuity date. We base the amount of the first payment attributable to a subaccount on the ratio of your interest in that subaccount at the annuity date to your interest in all subaccounts. The number will not change as a result of investment experience.

For each subaccount, we set the value of an annuity unit at the value of the corresponding unit of the Merrill Lynch Variable Annuity Account of FLIC as of the date of the first transfer of assets and liabilities pursuant to the assumption reinsurance agreement between us and FLIC. The value may increase or decrease from one valuation period to the next. For any valuation period, the value of an annuity unit for a particular subaccount is the value of an annuity unit for that subaccount for the last prior valuation period multiplied by the net investment factor for that subaccount for the current valuation period. We multiply the result by a factor to neutralize the assumed investment rate of 4% built into the annuity table.

                            ASSUMED INVESTMENT RATE

We build a 4% assumed investment rate into the annuity tables in the Contract. A higher assumption would mean a higher first annuity payment, but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 4% annually, annuity payments will be level.

ANNUITY OPTIONS

We currently provide the following annuity payment options. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

PAYMENTS FOR A FIXED PERIOD

We will make payments for a period you select of at least five years. With respect to the Variable Account only, this option is not available until 3 years after you make the last premium payment for this Contract. You may elect to receive the present value of the remaining payments, computed at 4% interest, in a lump sum. We will consider a lump sum payment a withdrawal, and a contingent deferred sales charge may apply. The contingent deferred sales charge does not apply to any other variable annuity option. We will continue to deduct the mortality and expense risk charge under this option (as other options) even though we assume no mortality risk.

       *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the guaranteed period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the guaranteed period, the beneficiary may elect to receive the present value of the remaining guaranteed payments (computed at the interest in effect when annuity payments began) in a lump sum.

       *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

*These options are life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

PROOF OF AGE, SEX AND SURVIVAL

We may require proof of age, sex or survival of any person upon whose continuation of life annuity payments depend.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in an annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified Contract. The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. The ultimate effect of federal income taxes on the amounts held under an annuity contract, on annuity payments, and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax status of the individual concerned and on our tax status.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the IRC and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values, have not been explicitly addressed in published IRS rulings. While we believe that the contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the contract.

Required Distributions. To qualify as an contract under section 72(s) of the IRC, a non-qualified Contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used where the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the contract when such contractowner dies.

The contract is designed to comply with section 72 (s). We will review the contract and amend it if necessary to make sure that it continues to comply with the section's requirements.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

In General. IRC section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Withdrawals of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to contracts owned by a natural person:

Partial Withdrawals and Surrenders. When a withdrawal from a Contract occurs, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to qualified Contracts.

If you withdraw your entire accumulation under a contract, you will be taxed only on the part that exceeds your investment in the contract.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be paid from a Contract because an owner or annuitant has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1) on or after you reach age 59 1/2;
(2) after you die (or after the annuitant dies, if the owner isn't an individual)
(3) after you become disabled; or
(4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the contract, designating a payee or other beneficiary who is not also the owner, or exchanging a contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All non-qualified deferred annuity contracts that we (or our affiliates) issued to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to tax and the ten percent penalty discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the contract.

POSSIBLE CHARGE FOR MERRILL LYNCH LIFE'S TAXES

Currently we don't charge the separate account for any federal, state, or local taxes on it or its contracts (other than premium taxes), but we reserve the right to charge the separate account or the contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                        TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

IRAs, as defined in Section 408 of the IRC, permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

SEP IRAs may be established by employers under section 408(k) of the IRC to provide IRA contributions on behalf of their employees. In addition to all of the general rules of the IRC governing IRAs, such plans are subject to certain requirements regarding participation and amounts of contributions.

ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

CORPORATE PENSION AND PROFIT-SHARING PLANS

Corporate pension and profit-sharing plans under Section 401(a) of the IRC allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the owner or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

TAX SHELTERED ANNUITIES

Tax Sheltered Annuities under section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SECTION 457 PLANS

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES

Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the IRC or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

Generally for all notices and elections under the Contract to be effective:

     - we must receive them at our Service Center;
     - they must be in writing; and
     - the proper party must sign them.

You may make reallocations, account transfers, and changes of annuity date or annuity option in writing or by telephone once we receive a proper telephone transfer authorization. We are not responsible for their validity. If acceptable to us, notices or elections relating to beneficiaries and ownership will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status.

CONTRACT AMENDMENT

We may amend the Contract at any time to conform it to any law, regulation or ruling issued by any government agency to which the Contract is subject.

VOTING RIGHTS

We will vote all Fund shares held in the Variable Account at any special meetings of the Fund's shareholders according to instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We will also vote shares not attributable to the Contracts in the same proportion as shares in the respective subaccounts for which we receive instructions. Prior to the annuity date, we determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. After the annuity date, we'll determine the number of shares for each Fund for which you may give voting instructions by dividing the reserve for such Contract allocated to the applicable subaccount by the net asset value per share of that Fund. The votes attributable to a Contract will decrease as the reserves underlying the Contract decrease. We may vote Fund shares in our own right if laws change to permit us to do so.

We will determine the number of Fund shares for which you may give voting instructions as of a date that we choose. This date will not be more than 90 days prior to the Fund's meeting.

We will give you periodic reports relating to the Funds in which you have a voting interest. These reports will include proxy material and a form with which to give voting instructions.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the total contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is World Financial Center, 250 Vesey Street, New York, New York 10281. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Registered representatives (Financial Consultants) of MLPF&S sell the contract. These Financial Consultants are also licensed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Consultants. The maximum commission paid to a Financial Consultant is 2.6% of each premium. In addition, on the annuity date, the Financial Consultant will receive additional compensation of up to 1.5% of contract value. Financial Consultants may also be paid additional annual compensation of up to 0.13% of contract value.

The maximum commission we will pay to Merrill Lynch Life Agencies to be used to pay commissions to Financial Consultants is 5.0% of each premium and up to 0.10% of contract value.

MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Consultants.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissions, conducts a full examination of our operations periodically.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Variable Account could be adversely affected if the computer systems we use or the other service providers we use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are devoted to this effort. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the Contracts at current levels. In addition we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we can't give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Variable Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS

Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998. They've also audited financial statements of the Variable Account as of December 31, 1998 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                     SCHEDULE OF ACCUMULATION UNITS VALUES*

            FOR THE PERIOD JANUARY 1, 1989 THROUGH DECEMBER 31, 1998

*The accumulation unit values listed below for the periods January 1, 1989 through August 31, 1991 are for periods when the Contracts were funded through the Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC"). On September 1, 1991, Merrill Lynch Life assumption reinsured certain of FLIC's variable annuity contracts (see THE REINSURANCE AGREEMENT). The financial performance of the Contracts shown in the Schedule of Accumulation Unit Values, below, includes the performance of the Contracts for periods prior to September 1, 1991 while part of the FLIC separate account.

         NONQUALIFIED            1989    1990       1991          1992          1993          1994          1995          1996
          CONTRACTS:             ----    ----       ----          ----          ----          ----          ----          ----

Reserve Assets Fund
  January 1 value.............  16.252   17.44         18.55         19.38         19.76         20.04         20.54         21.41
  December 31 value...........  17.439   18.55         19.38         19.76         20.04         20.54         21.41         22.23
  Total units outstanding at
    December 31...............                     756,930.2     542,420.0     437,996.5     492,365.6     350,130.6     297,045.1

Prime Bond Fund
  January 1 value.............  19.764   22.10         23.38         26.86         28.45         31.46         29.57         35.07
  December 31 value...........  22.103   23.38         26.86         28.45         31.46         29.57         35.07         35.38
  Total units outstanding at
    December 31...............                     618,656.9     667,898.6     741,333.5     610,532.0     510,791.1     488,173.0

High Current Income Fund
  January 1 value.............  22.632   23.76         21.62         30.51         36.15         42.06         40.03         46.32
  December 31 value...........  23.760   21.62         30.51         36.15         42.06         40.03         46.32         50.87
  Total units outstanding at
    December 31...............                     181,893.1     182,229.2     245,495.0     198,985.9     175,671.0     161,397.6

Quality Equity Fund
  January 1 value.............  22.626   29.21         29.03         37.30         37.81         42.76         41.72         50.48
  December 31 value...........  29.210   29.03         37.30         37.81         42.76         41.71         50.48         58.75
  Total units outstanding at
    December 31...............                     674,488.8     681,947.8     790,434.5     701,903.6     648,031.6     596,734.7

Special Value Focus Fund
  January 1 value.............  14.079   16.20         13.99         20.73         20.35         23.66         21.66         31.20
  December 31 value...........  16.205   13.99         20.73         20.35         23.66         21.66         31.20         33.30
  Total units outstanding at
    December 31...............                     269,251.3     310,826.6     336,594.9     314,670.5     324,219.4     301,378.9

Flexible Strategy Fund
  April 30 (commencement)
  January 1 value.............  11.252   13.36         13.82         17.06         17.55         20.07         18.98         21.99
  December 31 value...........  13.362   13.82         17.06         17.55         20.07         18.98         21.99            **
  Total units outstanding at
    December 31...............                   1,491,361.1   1,526,734.4   1,689,884.9   1,451,982.2   1,178,582.2           0.0

American Balanced Fund
  May 31 (commencement)
  January 1 value.............  10.332   12.05         12.04         14.34         14.96         16.76         15.85         18.91
  December 31 value...........  12.047   12.04         14.34         14.96         16.76         15.85         18.91         20.48
  Total units outstanding at
    December 31...............                     226,441.1     309,664.2     344,819.9     282,733.9     237,332.7     225,557.1

Natural Resources Focus Fund
  May 31 (commencement)
  January 1 value.............   9.508   11.10         10.27         10.28         10.29         11.22         11.23         12.49
  December 31 value...........  11.097   10.27         10.28         10.29         11.22         11.23         12.49         14.00
  Total units outstanding at
    December 31...............                      36,077.3     50,350.70      97,956.9      92,609.5      81,046.5      69,028.9

         NONQUALIFIED             1997        1998
          CONTRACTS:              ----        ----
Reserve Assets Fund
  January 1 value.............      21.41       23.08
  December 31 value...........      23.08       23.95
  Total units outstanding at
    December 31...............  214,402.3   188,659.8
Prime Bond Fund
  January 1 value.............      35.38       37.94
  December 31 value...........      37.94       40.40
  Total units outstanding at
    December 31...............  396,073.2   326,897.5
High Current Income Fund
  January 1 value.............      50.87       55.74
  December 31 value...........      55.74       53.33
  Total units outstanding at
    December 31...............  134,635.7   111,675.5
Quality Equity Fund
  January 1 value.............      58.75       71.74
  December 31 value...........      71.74       81.85
  Total units outstanding at
    December 31...............  505,746.5   392,645.2
Special Value Focus Fund
  January 1 value.............      33.30       36.72
  December 31 value...........      36.72       33.90
  Total units outstanding at
    December 31...............  215,656.9   161,911.5
Flexible Strategy Fund
  April 30 (commencement)
  January 1 value.............         **          **
  December 31 value...........         **          **
  Total units outstanding at
    December 31...............        0.0         0.0
American Balanced Fund
  May 31 (commencement)
  January 1 value.............      20.48       23.68
  December 31 value...........      23.68       26.54
  Total units outstanding at
    December 31...............  184,125.0   147,419.9
Natural Resources Focus Fund
  May 31 (commencement)
  January 1 value.............      14.00       12.09
  December 31 value...........      12.09       10.11
  Total units outstanding at
    December 31...............   52,717.5    33,137.6

**Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

      NONQUALIFIED            1996          1997          1998
       CONTRACTS:             ----          ----          ----

Global Strategy Focus
  Fund
  January 1 value........         0.00         10.06         11.12
  December 31 value......        10.06         11.12         11.95
  Total units outstanding
    at December 31.......  2,546,221.8   2,163,814.8   1,551,157.9

Index 500 Fund
  January 1 value........         0.00         10.12         13.27
  December 31 value......        10.12         13.27         16.81
  Total units outstanding
    at December 31.......      4,257.5     135,036.0     268,216.4

International Equity Fund
  January 1 value........         0.00         10.05          9.47
  December 31 value......        10.05          9.47         10.08
  Total units outstanding
    at December 31.......        723.7      19,276.6      11,110.1

Basic Value Focus Fund
  January 1 value........         0.00          9.83         11.71
  December 31 value......         9.83         11.71         12.65
  Total units outstanding
    at December 31.......     17,412.4     147,773.7     157,487.7

Global Growth Focus Fund
  January 1 value........                                      ***
  December 31 value......                                    10.74
  Total units outstanding
    at December 31.......                                  9,811.2

***The Global Growth Focus Fund became available for allocations of premiums and contract value following the close of business on June 5, 1998.

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                     SCHEDULE OF ACCUMULATION UNITS VALUES*

            FOR THE PERIOD JANUARY 1, 1989 THROUGH DECEMBER 31, 1998

*The accumulation unit values listed below for the periods January 1, 1989 through August 31, 1991 are for periods when the Contracts were funded through the Merrill Lynch Variable Annuity Account of Family Life Insurance Company ("FLIC"). On September 1, 1991, Merrill Lynch Life assumption reinsured certain of FLIC's variable annuity contracts (see THE REINSURANCE AGREEMENT). The financial performance of the Contracts shown in the Schedule of Accumulation Unit Values, below, includes the performance of the Contracts for periods prior to September 1, 1991 while part of the FLIC separate account.

                                 1989    1990       1991          1992          1993          1994         1995        1996
     QUALIFIED CONTRACTS:        ----    ----       ----          ----          ----          ----         ----        ----

Reserve Assets Fund
  January 1 value.............  16.577   17.84         19.04         19.94         20.39         20.75       21.32       22.30
  December 31 value...........  17.840   19.04         19.94         20.39         20.75         21.32       22.30       23.21
  Total units outstanding at
    December 31...............                     574,284.7     370,601.0     308,644.8     252,365.2   194,679.2   186,463.2

Prime Bond Fund
  January 1 value.............  20.347   22.82         24.21         27.90         29.64         32.87       30.98       36.86
  December 31 value...........  22.823   24.21         27.90         29.64         32.87         30.98       36.86       37.30
  Total units outstanding at
    December 31...............                     428,447.8     478,220.2     477,582.5     358,718.0   303,333.0   287,481.4

High Current Income Fund
  January 1 value.............  23.687   24.94         22.76         32.22         38.29         44.68       42.65       49.49
  December 31 value...........  24.941   22.76         32.22         38.29         44.68         42.65       49.49       54.52
  Total units outstanding at
    December 31...............                      74,457.7      73,582.5      93,456.4      92,839.7    79,516.1    73,108.5

Quality Equity Fund
  January 1 value.............  24.224   31.37         31.26         40.29         40.96         46.46       45.45       55.18
  December 31 value...........  31.366   31.26         40.29         40.96         46.46         45.45       55.18       64.41
  Total units outstanding at
    December 31...............                     432,953.7     457,836.2     516,176.0     469,259.2   412,217.8   395,390.6

Special Value Focus Fund
  January 1 value.............  15.341   17.71         15.33         22.79         22.44         26.17       24.03       34.71
  December 31 value...........  17.710   15.33         22.79         22.44         26.17         24.03       34.71       37.15
  Total units outstanding at
    December 31...............                     139,492.7     156,274.5     195,677.9     184,213.2   188,466.9   209,262.6

Flexible Strategy Fund
  April 30 (commencement)
  January 1 value.............  11.341   13.51         14.02         17.35         17.90         20.53       19.47       22.63
  December 31 value...........  13.508   14.02         17.35         17.90         20.53         19.47       22.63          **
  Total units outstanding at
    December 31...............                   1,139,762.3   1,085,349.8   1,225,420.9   1,076,826.3   934,036.1         0.0

American Balanced Fund
  May 31 (commencement)
  January 1 value.............  10.350   12.10         12.13         14.49         15.17         17.04       16.17       19.34
  December 31 value...........  12.104   12.13         14.49         15.17         17.04         16.17       19.34       21.01
  Total units outstanding at
    December 31...............                      79,728.3     155,312.1     200,913.9     171,872.9   154,870.7   162,879.1

Natural Resources Focus Fund
  May 31 (commencement)
  January 1 value.............   9.524   11.15         10.35         10.39         10.43         11.40       11.45       12.78
  December 31 value...........  11.149   10.35         10.39         10.43         11.40         11.45       12.78       14.36
  Total units outstanding at
    December 31...............                      28,823.5      27,220.0      40,239.5      44,876.1    39,692.2    36,777.8

                                  1997        1998
     QUALIFIED CONTRACTS:         ----        ----
Reserve Assets Fund
  January 1 value.............      23.21       24.18
  December 31 value...........      24.18       25.16
  Total units outstanding at
    December 31...............  145,942.9   137,724.1
Prime Bond Fund
  January 1 value.............      37.30       40.12
  December 31 value...........      40.12       42.84
  Total units outstanding at
    December 31...............  253,147.8   228,232.5
High Current Income Fund
  January 1 value.............      54.52       59.52
  December 31 value...........      59.52       57.50
  Total units outstanding at
    December 31...............   61,583.9    62,432.7
Quality Equity Fund
  January 1 value.............      64.41       78.88
  December 31 value...........      78.88       90.27
  Total units outstanding at
    December 31...............  337,738.4   301,125.0
Special Value Focus Fund
  January 1 value.............      37.15       41.10
  December 31 value...........      41.10       38.04
  Total units outstanding at
    December 31...............  176,237.7   143,975.2
Flexible Strategy Fund
  April 30 (commencement)
  January 1 value.............         **          **
  December 31 value...........         **          **
  Total units outstanding at
    December 31...............        0.0         0.0
American Balanced Fund
  May 31 (commencement)
  January 1 value.............      21.01       24.36
  December 31 value...........      24.36       27.39
  Total units outstanding at
    December 31...............  108,485.8   103,834.0
Natural Resources Focus Fund
  May 31 (commencement)
  January 1 value.............      14.36       12.49
  December 31 value...........      12.49       10.43
  Total units outstanding at
    December 31...............   30,921.9    20,219.8

**Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

                                 1996          1997          1998
    QUALIFIED CONTRACTS:         ----          ----          ----

Global Strategy Focus Fund
  January 1 value...........         0.00         10.07         11.16
  December 31 value.........        10.07         11.16         12.03
  Total units outstanding at
    December 31.............  1,987,382.0   1,738,999.2   1,319,815.2

Index 500 Fund
  January 1 value...........         0.00         10.12         13.31
  December 31 value.........        10.12         13.31         16.91
  Total units outstanding at
    December 31.............         0.00      76,239.7     168,861.5

International Equity Fund
  January 1 value...........         0.00         10.05          9.50
  December 31 value.........        10.05          9.50         10.14
  Total units outstanding at
    December 31.............        529.5       8,726.1      13,072.1

Basic Value Focus Fund
  January 1 value...........         0.00          9.83         11.74
  December 31 value.........         9.83         11.74         12.73
  Total units outstanding at
    December 31.............     27,787.1      76,376.9     126,510.4

Global Growth Focus Fund
  January 1 value...........                                      ***
  December 31 value.........                                    10.76
  Total units outstanding at
    December 31.............                                  5,875.7

***The Global Growth Focus Fund became available for allocations of premiums and contract value following the close of business on June 5, 1998.

                                   APPENDIX B

          APPLICABLE ONLY TO CONTRACTS ISSUED PRIOR TO APRIL 30, 1986

If we issued your Contract prior to April 30, 1986, and we assumption reinsured it, you may transfer all of your contract value at net asset value to a new Contract described in this prospectus. We will not impose a contingent deferred sales charge on such transfer, and we will deem the new contract to be a continuation of the old Contract when we compute withdrawal charges under the new Contract.

Contracts we issued prior to April 30, 1986 contain variable contract charges identical in aggregate amount to the charges contained in the new Contracts, except that the contingent deferred sales charge applies with respect to the old Contracts to withdrawals of any amount during the first contract year. The new Contracts provide that the contingent deferred sales charge does not apply to a withdrawal up to 10% of the sum of premiums you pay during the first contract year. After the first contract year, both the old and new Contracts permit withdrawals, without charge, of up to 10% of the sum of premiums you pay prior to the withdrawal date.

In all other respects, both the old and new Contracts are substantially similar, except as follows:

1.  The old contracts do not provide for a Fixed Account (see "The Fixed
    Account").

2. The old Contracts do not provide for an annuity option of payments for a fixed period (See "Annuity Options").

3. Under the old Contracts, we use different annuity tables to determine the amount of the first annuity payment under the annuity options we offer. The annuity tables in the old Contracts are more favorable to you than the new Contracts' annuity tables, and do not provide for an age adjustment based on the year in which annuity payments commence. The annuity tables for both old and new Contracts provide minimum guarantees.

4. Old Contracts (unlike new Contracts) permit you to transfer all or part of your contract value to or from certain other fixed annuity contracts we issued or reinsured to you. Transfers must be at least $300, and for a partial transfer, the remaining contract value must be at least $100. All transfers must be at least 6 months apart, and you must make them prior to the annuitant's death and at least 30 days prior to the annuity date. The primary purpose of this transfer provision is to provide you with a means for transfer in and out of our companion fixed annuity, a feature unnecessary with respect to the new Contracts, because of the existence of the Fixed Account.

You should contemplate an exchange of Contracts carefully. You should consider the potential adverse effect on the level of future annuity payments that may result from an exchange to a new Contract.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

     Principal Underwriter

     Financial Statements

     Administrative Services Arrangements

     Financial Statements of Merrill Lynch Life Variable Annuity Separate
Account

     Financial Statements of Merrill Lynch Life Insurance Company

                                     PART B

                      INFORMATION REQUIRED IN A STATEMENT
                           OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1999

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                      FLEXIBLE PREMIUMS--NONPARTICIPATING

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
          Service Center: P.O. Box 44222, Jacksonville, FL 32231-4222
             4804 Deer Lake Drive East, Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

Premiums for the Contract described in the Prospectus will be allocated to the Merrill Lynch Life Variable Annuity Separate Account ("Variable Account"), a segregated investment account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), unless allocation to the Fixed Account is selected. Premiums and contract values allocated to the Variable Account will be invested in certain Funds selected by the contract owner of the Merrill Lynch Variable Series Funds, Inc., except that, for the first 14 days following the date of issue, such premiums will be allocated to the Reserve Assets Fund Subaccounts. In the Commonwealth of Pennsylvania, all premiums will be invested as of the date of issue in the subaccounts selected by the contract owner. The contract owner bears the full investment risk with respect to such investments.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Variable Account, dated May 1, 1999. The Prospectus may be obtained without charge by writing to or calling Merrill Lynch Life's Service Center at the address or phone number set forth above.

                               TABLE OF CONTENTS

Principal Underwriter.......................................      2
Financial Statements........................................      2
Administrative Services Arrangements........................      2
Financial Statements of Merrill Lynch Life Variable Annuity
  Separate Account..........................................    S-1
Financial Statements of Merrill Lynch Life Insurance
  Company...................................................    G-1

                             PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of Merrill Lynch Life performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account (the "Variable Account") under the Investment Company Act of 1940. The offering of the Contracts relates to Merrill Lynch Life's assumption reinsurance of the Contracts previously issued by Family Life Insurance Company ("FLIC") and offers may also be made from time to time to the general public. The offering of the interests under the Contracts is continuous. For the years ended December 31, 1998, 1997, and 1996, MLPF&S received in connection with the sale of the Contracts $0.6 million, $0.7 million and $0.7 million, respectively.

                              FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract. Because the Variable Account acquired a majority of the assets of Merrill Lynch Variable Annuity Account of FLIC in connection with Merrill Lynch Life's assumption reinsurance of certain variable annuity contracts of FLIC commencing on September 1, 1991, the financial statements of the Variable Account include the financial operations of the FLIC separate account for periods prior to September 1, 1991.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Variable Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1998, 1997 and 1996, Merrill Lynch Life paid administrative services fees of $43.2 million, $43.0 million and $44.5 million, respectively.

\
INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of net assets of Merrill Lynch Life Variable Annuity Separate Account (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






February 4, 1999

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
================================================================================

                                                                                                                      Market
                                                                       Cost                  Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch
 Variable Series Funds, Inc. (Note 1):                                                                                       21

Reserve Assets Fund                                          $            7,986,889               7,986,889  $            7,986,889
Prime Bond Fund                                                          22,307,790               1,877,034              22,993,672
High Current Income Fund                                                 10,519,516                 944,565               9,549,548
Quality Equity Fund                                                      46,700,574               1,556,789              59,344,814
Special Value Focus Fund                                                 13,063,484                 549,877              10,970,053
Global Strategy Focus Fund                                               33,772,911               2,567,356              34,428,244
International Equity Focus Fund                                             262,470                  22,906                 244,640
Basic Value Focus Fund                                                    3,624,342                 245,684               3,604,185
Index 500 Fund                                                            6,297,103                 453,951               7,367,239
American Balanced Fund                                                    5,904,877                 403,783               6,759,330
Natural Resources Focus Fund                                                814,466                  71,391                 546,141
Global Growth Focus Fund                                                    149,813                  15,588                 168,667
                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $          151,404,235                                     163,963,422
                                                             =======================                         -----------------------









LIABILITIES:
Due to Merrill Lynch Life Insurance Company                                                                                  67,432
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                            67,432
                                                                                                             -----------------------
NET ASSETS                                                                                                   $          163,895,990
                                                                                                             =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================

                                                                                               1998                    1997
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $           24,024,457  $           10,876,438
 Mortality and Expense Charges (Note 3)                                                          (1,991,760)             (2,155,370)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                          22,032,697               8,721,068
                                                                                     ----------------------- -----------------------

Realized and Unrealized Gains (Losses) on Investments:
 Net Realized Gains                                                                               3,674,785               7,142,537
 Net Change in Unrealized Gains (Losses)                                                        (12,213,463)              7,791,499
                                                                                     ----------------------- -----------------------
  Net Gain (Loss) on Investments                                                                 (8,538,678)             14,934,036
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                       13,494,019              23,655,104
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                         1,870,960               2,374,001
 Transfer of Contract Owner Withdrawals                                                         (32,095,903)            (29,576,112)
 Transfers In (Out) - Net                                                                           862,452              (1,094,172)
 Transfer of Benefit Payments on Annuitized Contracts                                              (271,884)               (232,757)
 Transfer of Contract Administration Charges (Note 3)                                               (98,747)               (112,015)
                                                                                     ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                                        (29,733,122)            (28,641,055)
                                                                                     ----------------------- -----------------------

Decrease in Net Assets                                                                          (16,239,103)             (4,985,951)
Net Assets Beginning Balance                                                                    180,135,093             185,121,044
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $          163,895,990  $          180,135,093
                                                                                     ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                                               $          162,496,202  $          178,713,092
  Contracts in the Annuity Period                                                                 1,399,788               1,422,001
                                                                                     ----------------------- -----------------------
Total Contract Owners' Balance                                                       $          163,895,990  $          180,135,093
                                                                                     ======================= =======================


See Notes to Financial Statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Account is a registered unit investment trust under the Investment Company Act of 1940 and consists of twelve investment divisions. The investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of the Account are registered in the name of Merrill Lynch Life. The Account's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct. There are two sub-accounts for each investment division. One sub-
   account is for Contracts issued in connection with retirement plans that are qualified under the Internal Revenue Code, and the other is for non-qualified Contracts. No transfers may be made between a qualified and a non-qualified sub-account.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset values of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sale of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity Contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life deducts a contract administration charge of $30 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than the contract anniversary date. The contract administration charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge.

   Merrill Lynch Life deducts a daily expense risk charge. For non-qualified Contracts, the charge is equal to an annual rate of 0.5% of the sum of the daily net asset values of all non-qualified sub-accounts. For qualified Contracts, the rate is 0.2% of the sum of the daily net asset values of all qualified sub-accounts. This charge is made to compensate Merrill Lynch Life for the risk of guaranteeing not to increase the contract administration charge regardless of actual administrative costs.

   Merrill Lynch Life deducts a daily distribution expense charge equal to an annual rate of 0.05% of the daily net asset value of the Account. This charge compensates Merrill Lynch Life in part for expenses it incurs in distributing the Contracts.

   Merrill Lynch Life deducts a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Account. This charge is made to compensate Merrill Lynch Life for the mortality guarantees it makes under the Contract.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                              Total
                                                                      Total                    Non-                   Total
                                                                     Separate               Qualified               Qualified
                                                                     Account                Contracts               Contracts
                                                             ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                        $           24,024,457  $           13,679,746  $           10,344,711
 Mortality and Expense Charges                                           (1,991,760)             (1,254,773)               (736,987)
                                                             ----------------------- ----------------------- -----------------------
  Net Investment Income                                                  22,032,697              12,424,973               9,607,724
                                                             ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses) on Investments:
 Net Realized Gains                                                       3,674,785               2,329,744               1,345,041
 Net Change in Unrealized Losses                                        (12,213,463)             (7,188,243)             (5,025,220)
                                                             ----------------------- ----------------------- -----------------------
  Net Loss on Investments                                                (8,538,678)             (4,858,499)             (3,680,179)
                                                             ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                               13,494,019               7,566,474               5,927,545
                                                             ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 1,870,960                 166,143               1,704,817
 Transfer of Contract Owner Withdrawals                                 (32,095,903)            (21,177,486)            (10,918,417)
 Transfers In - Net                                                         862,452                  83,306                 779,146
 Transfer of Benefit Payments on Annuitized Contracts                      (271,884)               (223,512)                (48,372)
 Transfer of Contract Administration Charges                                (98,747)                (50,373)                (48,374)
                                                             ----------------------- ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                (29,733,122)            (21,201,922)             (8,531,200)
                                                             ----------------------- ----------------------- -----------------------

Decrease in Net Assets                                                  (16,239,103)            (13,635,448)             (2,603,655)
Net Assets Beginning Balance                                            180,135,093             104,445,152              75,689,941
                                                             ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                    $          163,895,990  $           90,809,704  $           73,086,286
                                                             ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                       $          162,496,202  $           89,856,978  $           72,639,224
  Contracts in the Annuity Period                                         1,399,788                 952,726                 447,062
                                                             ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                               $          163,895,990  $           90,809,704  $           73,086,286
                                                             ======================= ======================= =======================

NOTE: A Qualified contract is a contract issued in connection with a retirement plan that receives favorable tax treatment under sections 401, 403, 408, or 457 or any similar provision of the Internal Revenue Code. A Nonqualified contract is a contract other than a Qualified contract.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                                              Total
                                                                      Total                    Non-                   Total
                                                                     Separate               Qualified               Qualified
                                                                     Account                Contracts               Contracts
                                                             ======================= ======================= =======================
Investment Income:
 Reinvested Dividends                                        $           10,876,438  $            6,373,247  $            4,503,191
 Mortality and Expense Charges                                           (2,155,370)             (1,380,224)               (775,146)
                                                             ----------------------- ----------------------- -----------------------
  Net Investment Income                                                   8,721,068               4,993,023               3,728,045
                                                             ----------------------- ----------------------- -----------------------

Realized and Unrealized Gains on Investments:
 Net Realized Gains                                                       7,142,537               4,007,992               3,134,545
 Net Change in Unrealized Gains                                           7,791,499               4,490,732               3,300,767
                                                             ----------------------- ----------------------- -----------------------
  Net Gain on Investments                                                14,934,036               8,498,724               6,435,312
                                                             ----------------------- ----------------------- -----------------------
Increase in Net Assets
 Resulting from Operations                                               23,655,104              13,491,747              10,163,357
                                                             ----------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 2,374,001                 290,416               2,083,585
 Transfer of Contract Owner Withdrawals                                 (29,576,112)            (17,349,901)            (12,226,211)
 Transfers Out - Net                                                     (1,094,172)               (360,428)               (733,744)
 Transfer of Benefit Payments on Annuitized Contracts                      (232,757)               (170,039)                (62,718)
 Transfer of Contract Administration Charges                               (112,015)                (58,116)                (53,899)
                                                             ----------------------- ----------------------- -----------------------
  Decrease in Net Assets
   Resulting from Principal Transactions                                (28,641,055)            (17,648,068)            (10,992,987)
                                                             ----------------------- ----------------------- -----------------------
Decrease in Net Assets                                                   (4,985,951)             (4,156,321)               (829,630)
Net Assets Beginning Balance                                            185,121,044             108,601,473              76,519,571
                                                             ----------------------- ----------------------- -----------------------
Net Assets Ending Balance                                    $          180,135,093  $          104,445,152  $           75,689,941
                                                             ======================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                       $          178,713,092  $          103,465,409  $           75,247,683
  Contracts in the Annuity Period                                         1,422,001                 979,743                 442,258
                                                             ----------------------- ----------------------- -----------------------
Total Contract Owners' Balance                               $          180,135,093  $          104,445,152  $           75,689,941
                                                             ======================= ======================= =======================


NOTE: A Qualified contract is a contract issued in connection with a retirement plan that receives favorable tax treatment under sections 401, 403, 408, or 457 or any similar provision of the Internal Revenue Code. A Nonqualified contract is a contract other than a Qualified contract.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                               Divisions Investing In
                                                                                 ===============================================
                                                                  Total
                                                                   Non-                   Reserve                  Prime
                                                                qualified                  Assets                   Bond
                                                                Contracts                   Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $             13,679,746  $              238,960  $              880,586
 Mortality and Expense Charges                                       (1,254,773)                (61,931)               (176,308)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                       12,424,973                 177,029                 704,278
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                          2,329,744                       0                (141,363)
 Net Change In Unrealized Gains (Losses)                             (7,188,243)                      0                 307,319
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                     (4,858,499)                      0                 165,956
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            7,566,474                 177,029                 870,234
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               166,143                       0                  21,679
 Transfer of Contract Owner Withdrawals                             (21,177,486)             (1,567,406)             (3,046,426)
 Transfers In (Out) - Net                                                83,306                 972,030                 368,491
 Transfer of Benefit Payments on Annuitized Contracts                  (223,512)                 (8,179)                (28,175)
 Transfer of Contract Administration Charges                            (50,373)                 (3,476)                 (6,162)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                           (21,201,922)               (607,031)             (2,690,593)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                   (13,635,448)               (430,002)             (1,820,359)
Net Assets Beginning Balance                                        104,445,152               4,948,404              15,027,016
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             90,809,704  $            4,518,402  $           13,206,657
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             89,856,978  $            4,485,446  $           13,117,772
  Contracts in the Annuity Period                                       952,726                  32,956                  88,885
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             90,809,704  $            4,518,402  $           13,206,657
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                           187,283.8               324,697.3
Units Allocable to Contracts in the Annuity Period                                              1,376.0                 2,200.1
                                                                                 ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                                                  188,659.8               326,897.4
                                                                                 ======================= =======================
Accumulation Unit Value at December 31, 1998                                     $                23.95  $                40.40
                                                                                 ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                   High                                           Special
                                                                 Current                  Quality                  Value
                                                                  Income                   Equity                  Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                688,258  $            5,133,393  $            1,828,741
 Mortality and Expense Charges                                          (89,471)               (438,113)                (88,565)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          598,787               4,695,280               1,740,176
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            (52,173)              2,454,219                (276,614)
 Net Change In Unrealized Gains (Losses)                               (817,902)             (2,744,981)             (1,915,100)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                       (870,075)               (290,762)             (2,191,714)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                             (271,288)              4,404,518                (451,538)
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                   370                  97,478                       0
 Transfer of Contract Owner Withdrawals                              (1,296,998)             (7,260,598)             (1,441,159)
 Transfers In (Out) - Net                                                31,242              (1,280,715)               (491,973)
 Transfer of Benefit Payments on Annuitized Contracts                    (8,836)                (87,658)                (41,591)
 Transfer of Contract Administration Charges                             (3,428)                (17,271)                 (3,860)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                            (1,277,650)             (8,548,764)             (1,978,583)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                    (1,548,938)             (4,144,246)             (2,430,121)
Net Assets Beginning Balance                                          7,504,592              36,282,256               7,918,921
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              5,955,654  $           32,138,010  $            5,488,800
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              5,902,955  $           31,610,749  $            5,427,015
  Contracts in the Annuity Period                                        52,699                 527,261                  61,785
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              5,955,654  $           32,138,010  $            5,488,800
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                   110,687.3               386,203.4               160,088.9
Units Allocable to Contracts in the Annuity Period                        988.2                 6,441.8                 1,822.6
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                          111,675.5               392,645.2               161,911.5
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1998           $                  53.33  $                81.85  $                33.90
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                  Global               International               Basic
                                                                 Strategy                  Equity                  Value
                                                                  Focus                    Focus                   Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              3,926,069  $               15,139  $              269,038
 Mortality and Expense Charges                                         (275,921)                 (1,996)                (22,404)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        3,650,148                  13,143                 246,634
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            146,609                 (17,237)                (96,841)
 Net Change In Unrealized Gains (Losses)                             (2,225,236)                 13,586                 (66,993)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                     (2,078,627)                 (3,651)               (163,834)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            1,571,521                   9,492                  82,800
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                17,700                      40                  20,000
 Transfer of Contract Owner Withdrawals                              (4,345,629)                (45,741)                (90,131)
 Transfers In (Out) - Net                                            (2,712,163)                (34,252)                250,136
 Transfer of Benefit Payments on Annuitized Contracts                   (45,037)                      0                       0
 Transfer of Contract Administration Charges                            (11,676)                    (98)                 (1,015)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                            (7,096,805)                (80,051)                178,990
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                    (5,525,284)                (70,559)                261,790
Net Assets Beginning Balance                                         24,061,621                 182,549               1,730,430
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             18,536,337  $              111,990  $            1,992,220
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             18,372,201  $              111,990  $            1,992,220
  Contracts in the Annuity Period                                       164,136                       0                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             18,536,337  $              111,990  $            1,992,220
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 1,537,422.7                11,110.1               157,487.7
Units Allocable to Contracts in the Annuity Period                     13,735.2                     0.0                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                        1,551,157.9                11,110.1               157,487.7
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1998           $                  11.95  $                10.08  $                12.65
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                                                                  Natural
                                                                  Index                   American               Resources
                                                                   500                    Balanced                 Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                111,319  $              492,500  $               95,743
 Mortality and Expense Charges                                          (40,660)                (53,263)                 (5,806)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                           70,659                 439,237                  89,937
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            235,987                 168,388                 (90,847)
 Net Change In Unrealized Gains (Losses)                                424,054                (105,189)                (66,829)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                        660,041                  63,199                (157,676)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                              730,700                 502,436                 (67,739)
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 8,000                     756                     120
 Transfer of Contract Owner Withdrawals                                (809,728)             (1,196,367)                (66,030)
 Transfers In (Out) - Net                                             2,789,307                 251,216                (168,374)
 Transfer of Benefit Payments on Annuitized Contracts                         0                  (4,036)                      0
 Transfer of Contract Administration Charges                             (1,489)                 (1,563)                   (310)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                             1,986,090                (949,994)               (234,594)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                     2,716,790                (447,558)               (302,333)
Net Assets Beginning Balance                                          1,791,928               4,360,081                 637,354
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              4,508,718  $            3,912,523  $              335,021
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              4,508,718  $            3,887,519  $              335,021
  Contracts in the Annuity Period                                             0                  25,004                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              4,508,718  $            3,912,523  $              335,021
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                   268,216.4               146,477.7                33,137.6
Units Allocable to Contracts in the Annuity Period                          0.0                   942.1                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                          268,216.4               147,419.8                33,137.6
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1998           $                  16.81  $                26.54  $                10.11
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                        Divisions Investing In
                                                       =========================
                                                                  Global
                                                                  Growth
                                                                  Focus
                                                                   Fund
                                                       =========================
Investment Income (Loss):
 Reinvested Dividends                                  $                      0
 Mortality and Expense Charges                                             (335)
                                                       -------------------------
  Net Investment Income (Loss)                                             (335)
                                                       -------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                               (384)
 Net Change In Unrealized Gains (Losses)                                  9,028
                                                       -------------------------
  Net Gain (Loss) on Investments                                          8,644
                                                       -------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                                8,309
                                                       -------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                     0
 Transfer of Contract Owner Withdrawals                                 (11,273)
 Transfers In (Out) - Net                                               108,361
 Transfer of Benefit Payments on Annuitized Contracts                         0
 Transfer of Contract Administration Charges                                (25)
                                                       -------------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                                97,063
                                                       -------------------------

Increase (Decrease) in Net Assets                                       105,372
Net Assets Beginning Balance                                                  0
                                                       -------------------------
Net Assets Ending Balance                              $                105,372
                                                       =========================

Comprised of:
  Contracts in the Accumulation Period                 $                105,372
  Contracts in the Annuity Period                                             0
                                                       -------------------------
Total Contract Owners' Balance                         $                105,372
                                                       =========================

Units Allocable to Contracts in Accumulation Period                     9,811.2
Units Allocable to Contracts in the Annuity Period                          0.0
                                                       -------------------------
Total Units Outstanding at December 31, 1998                            9,811.2
                                                       =========================
Accumulation Unit Value at December 31, 1998           $                  10.74
                                                       =========================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                              Divisions Investing In
                                                                                 ===============================================
                                                                  Total
                                                                   Non-                   Reserve                  Prime
                                                                qualified                  Assets                   Bond
                                                                Contracts                   Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              6,373,247  $              290,399  $            1,033,100
 Mortality and Expense Charges                                       (1,380,224)                (74,283)               (200,586)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        4,993,023                 216,116                 832,514
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                          4,007,992                       0                (192,231)
 Net Change In Unrealized Gains (Losses)                              4,490,732                       0                 422,327
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                      8,498,724                       0                 230,096
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                           13,491,747                 216,116               1,062,610
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               290,416                 (74,766)                 53,517
 Transfer of Contract Owner Withdrawals                             (17,349,901)             (1,213,495)             (2,400,686)
 Transfers In (Out) - Net                                              (360,428)               (572,136)               (931,247)
 Transfer of Benefit Payments on Annuitized Contracts                  (170,039)                 (6,582)                (21,052)
 Transfer of Contract Administration Charges                            (58,116)                 (4,047)                 (7,685)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                           (17,648,068)             (1,871,026)             (3,307,153)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                    (4,156,321)             (1,654,910)             (2,244,543)
Net Assets Beginning Balance                                        108,601,473               6,603,314              17,271,559
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $            104,445,152  $            4,948,404  $           15,027,016
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $            103,465,409  $            4,908,681  $           14,916,323
  Contracts in the Annuity Period                                       979,743                  39,723                 110,693
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $            104,445,152  $            4,948,404  $           15,027,016
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                           212,681.2               393,155.6
Units Allocable to Contracts in the Annuity Period                                              1,721.1                 2,917.6
                                                                                 ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                                                  214,402.3               396,073.2
                                                                                 ======================= =======================
Accumulation Unit Value at December 31, 1997                                     $                23.08  $                37.94
                                                                                 ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                   High                                           Special
                                                                 Current                  Quality                  Value
                                                                  Income                   Equity                  Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                725,482  $            1,857,066  $              521,351
 Mortality and Expense Charges                                         (100,955)               (461,695)               (115,737)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          624,527               1,395,371                 405,614
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            (61,137)              2,179,678               1,107,270
 Net Change In Unrealized Gains (Losses)                                157,446               3,485,792                (575,797)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                         96,309               5,665,470                 531,473
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                              720,836               7,060,841                 937,087
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                13,000                 226,658                  20,801
 Transfer of Contract Owner Withdrawals                              (1,426,874)             (5,665,861)             (1,357,938)
 Transfers In (Out) - Net                                                   187                (305,088)             (1,691,831)
 Transfer of Benefit Payments on Annuitized Contracts                    (8,809)                (73,230)                (20,186)
 Transfer of Contract Administration Charges                             (4,042)                (19,227)                 (4,928)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                            (1,426,538)             (5,836,748)             (3,054,082)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                      (705,702)              1,224,093              (2,116,995)
Net Assets Beginning Balance                                          8,210,294              35,058,163              10,035,916
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              7,504,592  $           36,282,256  $            7,918,921
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              7,440,639  $           35,843,709  $            7,814,216
  Contracts in the Annuity Period                                        63,953                 438,547                 104,705
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              7,504,592  $           36,282,256  $            7,918,921
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                   133,488.3               499,633.5               212,805.4
Units Allocable to Contracts in the Annuity Period                      1,147.3                 6,113.0                 2,851.4
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                          134,635.7               505,746.5               215,656.9
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                  55.74  $                71.74  $                36.72
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                  Global               International               Basic
                                                                 Strategy                  Equity                  Value
                                                                  Focus                    Focus                   Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              1,331,852  $                  941  $               18,718
 Mortality and Expense Charges                                         (333,549)                 (2,384)                (10,290)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          998,303                  (1,443)                  8,428
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            766,331                   1,331                  43,509
 Net Change In Unrealized Gains (Losses)                                913,712                 (25,263)                 60,689
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                      1,680,043                 (23,932)                104,198
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                            2,678,346                 (25,375)                112,626
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                19,450                       0                       0
 Transfer of Contract Owner Withdrawals                              (4,262,620)                 (7,533)                (74,235)
 Transfers In (Out) - Net                                                62,847                 208,292               1,521,294
 Transfer of Benefit Payments on Annuitized Contracts                   (36,476)                      0                       0
 Transfer of Contract Administration Charges                            (14,917)                   (108)                   (419)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                            (4,231,716)                200,651               1,446,640
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                    (1,553,370)                175,276               1,559,266
Net Assets Beginning Balance                                         25,614,991                   7,273                 171,164
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             24,061,621  $              182,549  $            1,730,430
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             23,865,664  $              182,549  $            1,730,430
  Contracts in the Annuity Period                                       195,957                       0                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             24,061,621  $              182,549  $            1,730,430
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 2,146,192.8                19,276.6               147,773.7
Units Allocable to Contracts in the Annuity Period                     17,622.0                     0.0                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                        2,163,814.8                19,276.6               147,773.7
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                  11.12  $                 9.47  $                11.71
                                                       ========================= ======================= =======================



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - NONQUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                                                                  Natural
                                                                  Index                   American               Resources
                                                                   500                    Balanced                 Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                    110  $              525,781  $               68,447
 Mortality and Expense Charges                                          (13,554)                (55,790)                (11,401)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          (13,444)                469,991                  57,046
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                             37,220                 101,331                  24,690
 Net Change In Unrealized Gains (Losses)                                193,972                  45,273                (187,419)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                        231,192                 146,604                (162,729)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                              217,748                 616,595                (105,683)
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                14,000                  17,056                     700
 Transfer of Contract Owner Withdrawals                                 (26,863)               (813,906)                (99,890)
 Transfers In (Out) - Net                                             1,544,464                 (73,549)               (123,661)
 Transfer of Benefit Payments on Annuitized Contracts                         0                  (3,704)                      0
 Transfer of Contract Administration Charges                               (406)                 (1,821)                   (516)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) in Net Assets
    Resulting from Principal Transactions                             1,531,195                (875,924)               (223,367)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) in Net Assets                                     1,748,943                (259,329)               (329,050)
Net Assets Beginning Balance                                             42,985               4,619,410                 966,404
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              1,791,928  $            4,360,081  $              637,354
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              1,791,928  $            4,333,916  $              637,354
  Contracts in the Annuity Period                                             0                  26,165                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              1,791,928  $            4,360,081  $              637,354
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                   135,036.0               183,020.1                52,717.5
Units Allocable to Contracts in the Annuity Period                          0.0                 1,104.9                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                          135,036.0               184,125.0                52,717.5
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                  13.27  $                23.68  $                12.09
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                                                             Divisions Investing In
                                                                                 =============================================

                                                                  Total                   Reserve                  Prime
                                                                Qualified                  Assets                   Bond
                                                                Contracts                   Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $             10,344,711  $              182,676  $              623,983
 Mortality and Expense Charges                                         (736,987)                (36,499)                (96,876)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        9,607,724                 146,177                 527,107
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                          1,345,041                       0                 (48,759)
 Net Change In Unrealized Gains (Losses)                             (5,025,220)                      0                 161,351
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                     (3,680,179)                      0                 112,592
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                            5,927,545                 146,177                 639,699
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             1,704,817                 239,220                 200,307
 Transfer of Contract Owner Withdrawals                             (10,918,417)               (335,986)             (1,285,552)
 Transfers In (Out) - Net                                               779,146                (107,440)                 76,800
 Transfer of Benefit Payments on Annuitized Contracts                   (48,372)                 (2,397)                 (4,707)
 Transfer of Contract Administration Charges                            (48,374)                 (3,335)                 (5,355)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                            (8,531,200)               (209,938)             (1,018,507)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                    (2,603,655)                (63,761)               (378,808)
Net Assets Beginning Balance                                         75,689,941               3,528,899              10,156,289
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             73,086,286  $            3,465,138  $            9,777,481
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             72,639,224  $            3,448,842  $            9,733,146
  Contracts in the Annuity Period                                       447,062                  16,296                  44,335
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             73,086,286  $            3,465,138  $            9,777,481
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                           137,076.4               227,197.6
Units Allocable to Contracts in the Annuity Period                                                647.7                 1,034.9
                                                                                 ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                                                  137,724.1               228,232.5
                                                                                 ======================= =======================
Accumulation Unit Value at December 31, 1998                                     $                25.16  $                42.84
                                                                                 ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                   High                                           Special
                                                                 Current                  Quality                  Value
                                                                  Income                   Equity                  Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                359,853  $            3,770,679  $            1,668,616
 Mortality and Expense Charges                                          (36,235)               (265,921)                (63,258)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          323,618               3,504,758               1,605,358
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            (41,152)              1,022,538                 164,664
 Net Change In Unrealized Gains (Losses)                               (440,074)               (997,802)             (2,207,876)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                       (481,226)                 24,736              (2,043,212)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                             (157,608)              3,529,494                (437,854)
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                68,606                 466,652                 170,276
 Transfer of Contract Owner Withdrawals                                (391,399)             (3,210,336)             (1,312,903)
 Transfers In (Out) - Net                                               382,498                (193,025)               (181,813)
 Transfer of Benefit Payments on Annuitized Contracts                         0                 (35,259)                      0
 Transfer of Contract Administration Charges                             (2,319)                (15,781)                 (4,258)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                                57,386              (2,987,749)             (1,328,698)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                      (100,222)                541,745              (1,766,552)
Net Assets Beginning Balance                                          3,690,105              26,640,807               7,243,369
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              3,589,883  $           27,182,552  $            5,476,817
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              3,589,883  $           26,836,380  $            5,476,817
  Contracts in the Annuity Period                                             0                 346,172                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              3,589,883  $           27,182,552  $            5,476,817
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                    62,432.7               297,290.1               143,975.2
Units Allocable to Contracts in the Annuity Period                          0.0                 3,834.9                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                           62,432.7               301,125.0               143,975.2
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1998           $                  57.50  $                90.27  $                38.04
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                  Global               International               Basic
                                                                 Strategy                  Equity                  Value
                                                                  Focus                    Focus                   Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              3,172,365  $                6,960  $              138,631
 Mortality and Expense Charges                                         (175,645)                 (1,183)                (12,788)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        2,996,720                   5,777                 125,843
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            137,228                  (2,703)                  9,757
 Net Change In Unrealized Gains (Losses)                             (1,688,206)                  1,357                 (85,246)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                     (1,550,978)                 (1,346)                (75,489)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                            1,445,742                   4,431                  50,354
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               319,059                   9,320                  41,450
 Transfer of Contract Owner Withdrawals                              (3,605,452)                (14,065)                (79,856)
 Transfers In (Out) - Net                                            (1,669,977)                 50,064                 702,592
 Transfer of Benefit Payments on Annuitized Contracts                    (6,009)                      0                       0
 Transfer of Contract Administration Charges                            (12,784)                    (97)                   (727)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                            (4,975,163)                 45,222                 663,459
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                    (3,529,421)                 49,653                 713,813
Net Assets Beginning Balance                                         19,407,231                  82,898                 896,665
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             15,877,810  $              132,551  $            1,610,478
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             15,837,551  $              132,551  $            1,610,478
  Contracts in the Annuity Period                                        40,259                       0                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             15,877,810  $              132,551  $            1,610,478
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 1,316,504.7                13,072.1               126,510.4
Units Allocable to Contracts in the Annuity Period                      3,346.6                     0.0                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                        1,319,851.2                13,072.1               126,510.4
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1998           $                  12.03  $                10.14  $                12.73
                                                       ========================= ======================= =======================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                                                                  Natural
                                                                  Index                   American               Resources
                                                                   500                    Balanced                 Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                 66,852  $              294,953  $               59,143
 Mortality and Expense Charges                                          (20,373)                (25,391)                 (2,596)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                           46,479                 269,562                  56,547
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                             61,095                  77,296                 (34,934)
 Net Change In Unrealized Gains (Losses)                                342,791                 (59,695)                (61,646)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                        403,886                  17,601                 (96,580)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                              450,365                 287,163                 (40,033)
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               115,732                  68,490                   5,369
 Transfer of Contract Owner Withdrawals                                (115,056)               (505,231)                (62,581)
 Transfers In (Out) - Net                                             1,391,155                 352,782                 (77,777)
 Transfer of Benefit Payments on Annuitized Contracts                         0                       0                       0
 Transfer of Contract Administration Charges                             (1,499)                 (1,904)                   (300)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                             1,390,332                 (85,863)               (135,289)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                     1,840,697                 201,300                (175,322)
Net Assets Beginning Balance                                          1,014,751               2,642,713                 386,214
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              2,855,448  $            2,844,013  $              210,892
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              2,855,448  $            2,844,013  $              210,892
  Contracts in the Annuity Period                                             0                       0                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              2,855,448  $            2,844,013  $              210,892
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                   168,861.5               103,834.0                20,219.8
Units Allocable to Contracts in the Annuity Period                          0.0                     0.0                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1998                          168,861.5               103,834.0                20,219.8
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1998           $                  16.91  $                27.39  $                10.43
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1998
=============================================================================

                                                        Divisions Investing In
                                                       =========================
                                                                  Global
                                                                  Growth
                                                                  Focus
                                                                   Fund
                                                       =========================
Investment Income (Loss):
 Reinvested Dividends                                  $                      0
 Mortality and Expense Charges                                             (222)
                                                       -------------------------
  Net Investment Income (Loss)                                             (222)
                                                       -------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                                 11
 Net Change In Unrealized Gains (Losses)                                  9,826
                                                       -------------------------
  Net Gain (Loss) on Investments                                          9,837
                                                       -------------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                                9,615
                                                       -------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                   336
 Transfer of Contract Owner Withdrawals                                       0
 Transfers In (Out) - Net                                                53,287
 Transfer of Benefit Payments on Annuitized Contracts                         0
 Transfer of Contract Administration Charges                                (15)
                                                       -------------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                                53,608
                                                       -------------------------

Increase (Decrease) In Net Assets                                        63,223
Net Assets Beginning Balance                                                  0
                                                       -------------------------
Net Assets Ending Balance                              $                 63,223
                                                       =========================

Comprised of:
  Contracts in the Accumulation Period                 $                 63,223
  Contracts in the Annuity Period                                             0
                                                       -------------------------
Total Contract Owners' Balance                         $                 63,223
                                                       =========================

Units Allocable to Contracts in Accumulation Period                     5,875.7
Units Allocable to Contracts in the Annuity Period                          0.0
                                                       -------------------------
Total Units Outstanding at December 31, 1998                            5,875.7
                                                       =========================
Accumulation Unit Value at December 31, 1998           $                  10.76
                                                       =========================


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                              Divisions Investing In
                                                                                 ===============================================

                                                                  Total                   Reserve                  Prime
                                                                Qualified                  Assets                   Bond
                                                                Contracts                   Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              4,503,191  $              195,459  $              675,217
 Mortality and Expense Charges                                         (775,146)                (38,526)               (101,438)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                        3,728,045                 156,933                 573,779
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                          3,134,545                       0                 (71,579)
 Net Change In Unrealized Gains (Losses)                              3,300,767                       0                 237,265
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                      6,435,312                       0                 165,686
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                           10,163,357                 156,933                 739,465
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                             2,083,585                 212,611                 257,506
 Transfer of Contract Owner Withdrawals                             (12,226,211)               (767,899)             (1,584,998)
 Transfers In (Out) - Net                                              (733,744)               (394,377)                 41,810
 Transfer of Benefit Payments on Annuitized Contracts                   (62,718)                 (2,393)                (13,901)
 Transfer of Contract Administration Charges                            (53,899)                 (3,786)                 (6,648)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                           (10,992,987)               (955,844)             (1,306,231)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                      (829,630)               (798,911)               (566,766)
Net Assets Beginning Balance                                         76,519,571               4,327,810              10,723,055
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             75,689,941  $            3,528,899  $           10,156,289
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             75,247,683  $            3,510,888  $           10,110,584
  Contracts in the Annuity Period                                       442,258                  18,011                  45,705
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             75,689,941  $            3,528,899  $           10,156,289
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                                           145,198.0               252,008.6
Units Allocable to Contracts in the Annuity Period                                                744.9                 1,139.2
                                                                                 ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                                                  145,942.9               253,147.8
                                                                                 ======================= =======================
Accumulation Unit Value at December 31, 1997                                     $                24.18  $                40.12
                                                                                 ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                   High                                           Special
                                                                 Current                  Quality                  Value
                                                                  Income                   Equity                  Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                380,047  $            1,353,207  $              405,237
 Mortality and Expense Charges                                          (40,699)               (266,811)                (74,824)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          339,348               1,086,396                 330,413
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            (31,658)              1,738,935                 718,613
 Net Change In Unrealized Gains (Losses)                                 79,871               2,561,399                (287,806)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                         48,213               4,300,334                 430,807
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                              387,561               5,386,730                 761,220
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                95,306                 602,801                 240,163
 Transfer of Contract Owner Withdrawals                                (717,971)             (4,156,292)             (1,119,563)
 Transfers In (Out) - Net                                               (58,247)               (600,736)               (407,331)
 Transfer of Benefit Payments on Annuitized Contracts                         0                 (40,493)                      0
 Transfer of Contract Administration Charges                             (2,417)                (18,310)                 (5,224)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                              (683,329)             (4,213,030)             (1,291,955)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                      (295,768)              1,173,700                (530,735)
Net Assets Beginning Balance                                          3,985,873              25,467,107               7,774,104
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              3,690,105  $           26,640,807  $            7,243,369
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              3,690,105  $           26,305,403  $            7,243,369
  Contracts in the Annuity Period                                             0                 335,404                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              3,690,105  $           26,640,807  $            7,243,369
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                    61,583.9               333,486.3               176,237.7
Units Allocable to Contracts in the Annuity Period                          0.0                 4,252.1                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                           61,583.9               337,738.4               176,237.7
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                  59.92  $                78.88  $                41.10
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                  Global               International               Basic
                                                                 Strategy                  Equity                  Value
                                                                  Focus                    Focus                   Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $              1,039,888  $                  223  $               30,056
 Mortality and Expense Charges                                         (204,827)                   (686)                 (6,729)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                          835,061                    (463)                 23,327
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                            525,904                     (19)                  1,676
 Net Change In Unrealized Gains (Losses)                                754,033                  (7,586)                 79,716
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                      1,279,937                  (7,605)                 81,392
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                            2,114,998                  (8,068)                104,719
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               421,496                  19,460                  24,461
 Transfer of Contract Owner Withdrawals                              (2,854,477)                      0                 (52,006)
 Transfers In (Out) - Net                                              (267,383)                 66,245                 546,686
 Transfer of Benefit Payments on Annuitized Contracts                    (5,931)                      0                       0
 Transfer of Contract Administration Charges                            (14,408)                    (60)                   (342)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                            (2,720,703)                 85,645                 518,799
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                      (605,705)                 77,577                 623,518
Net Assets Beginning Balance                                         20,012,936                   5,321                 273,147
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $             19,407,231  $               82,898  $              896,665
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $             19,364,093  $               82,898  $              896,665
  Contracts in the Annuity Period                                        43,138                       0                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $             19,407,231  $               82,898  $              896,665
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                 1,735,133.8                 8,726.1                76,376.9
Units Allocable to Contracts in the Annuity Period                      3,865.4                     0.0                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                        1,738,999.2                 8,726.1                76,376.9
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                  11.16  $                 9.50  $                11.74
                                                       ========================= ======================= =======================

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS - QUALIFIED CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1997
=============================================================================

                                                                                 Divisions Investing In
                                                       =========================================================================
                                                                                                                  Natural
                                                                  Index                   American               Resources
                                                                   500                    Balanced                 Focus
                                                                   Fund                     Fund                    Fund
                                                       ========================= ======================= =======================
Investment Income (Loss):
 Reinvested Dividends                                  $                      0  $              386,423  $               37,434
 Mortality and Expense Charges                                           (5,234)                (30,429)                 (4,943)
                                                       ------------------------- ----------------------- -----------------------
  Net Investment Income (Loss)                                           (5,234)                355,994                  32,491
                                                       ------------------------- ----------------------- -----------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                             11,151                 225,613                  15,909
 Net Change In Unrealized Gains (Losses)                                108,773                (121,067)               (103,831)
                                                       ------------------------- ----------------------- -----------------------
  Net Gain (Loss) on Investments                                        119,924                 104,546                 (87,922)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets
 Resulting from Operations                                              114,690                 460,540                 (55,431)
                                                       ------------------------- ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                               111,438                  89,512                   8,831
 Transfer of Contract Owner Withdrawals                                 (18,952)               (892,431)                (61,622)
 Transfers In (Out) - Net                                               807,845                (435,011)                (33,245)
 Transfer of Benefit Payments on Annuitized Contracts                         0                       0                       0
 Transfer of Contract Administration Charges                               (270)                 (1,986)                   (448)
                                                       ------------------------- ----------------------- -----------------------
   Increase (Decrease) In Net Assets
    Resulting from Principal Transactions                               900,061              (1,239,916)                (86,484)
                                                       ------------------------- ----------------------- -----------------------

Increase (Decrease) In Net Assets                                     1,014,751                (779,376)               (141,915)
Net Assets Beginning Balance                                                  0               3,422,089                 528,129
                                                       ------------------------- ----------------------- -----------------------
Net Assets Ending Balance                              $              1,014,751  $            2,642,713  $              386,214
                                                       ========================= ======================= =======================

Comprised of:
  Contracts in the Accumulation Period                 $              1,014,751  $            2,642,713  $              386,214
  Contracts in the Annuity Period                                             0                       0                       0
                                                       ------------------------- ----------------------- -----------------------
Total Contract Owners' Balance                         $              1,014,751  $            2,642,713  $              386,214
                                                       ========================= ======================= =======================

Units Allocable to Contracts in Accumulation Period                    76,239.7               108,485.8                30,921.9
Units Allocable to Contracts in the Annuity Period                          0.0                     0.0                     0.0
                                                       ------------------------- ----------------------- -----------------------
Total Units Outstanding at December 31, 1997                           76,239.7               108,485.8                30,921.9
                                                       ========================= ======================= =======================
Accumulation Unit Value at December 31, 1997           $                  13.31  $                24.36  $                12.49
                                                       ========================= ======================= =======================


INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





February 22, 1999

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)


ASSETS                                                                    1998                  1997
-------                                                              -------------         -------------
INVESTMENTS:
Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $2,504,599; 1997 - $2,927,562)            $  2,543,097          $  3,008,608
Equity securities, at estimated fair value
   (cost: 1998 - $162,710; 1997 - $72,599)                                158,591                73,612
Trading account securities, at estimated fair value                        17,280                15,625
Real estate held-for-sale                                                  25,960                31,805
Policy loans on insurance contracts                                     1,139,456             1,118,139
                                                                     -------------         -------------
   Total Investments                                                    3,884,384             4,247,789


CASH AND CASH EQUIVALENTS                                                  95,377                86,388
ACCRUED INVESTMENT INCOME                                                  73,459                78,224
DEFERRED POLICY ACQUISITION COSTS                                         405,640               365,105
FEDERAL INCOME TAXES - DEFERRED                                             9,403                     -
REINSURANCE RECEIVABLES                                                     2,893                 1,617
AFFILIATED RECEIVABLES - NET                                                    -                   166
RECEIVABLES FROM SECURITIES SOLD                                           14,938                75,820
OTHER ASSETS                                                               46,512                49,353
SEPARATE ACCOUNTS ASSETS                                               10,571,489             9,149,119
                                                                     -------------         -------------

TOTAL ASSETS                                                         $ 15,104,095          $ 14,053,581
                                                                     =============         =============






See notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                     1998                  1997
------------------------------------                                -------------          -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                  $  3,816,744           $  4,188,110
   Claims and claims settlement expenses                                  63,925                 50,574
                                                                    -------------          -------------
          Total policy liabilities and accruals                        3,880,669              4,238,684

 OTHER POLICYHOLDER FUNDS                                                 20,802                 27,160
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                  13,864                 15,374
 FEDERAL INCOME TAXES - DEFERRED                                               -                  1,183
 FEDERAL INCOME TAXES - CURRENT                                           15,840                 24,438
 AFFILIATED PAYABLES - NET                                                   822                      -
 PAYABLES FOR SECURITIES PURCHASED                                        10,541                 95,135
 UNEARNED POLICY CHARGE REVENUE                                           55,235                 32,102
 OTHER LIABILITIES                                                        24,273                 22,332
 SEPARATE ACCOUNTS LIABILITIES                                        10,559,459              9,149,119
                                                                    -------------          -------------
          Total Liabilities                                           14,581,505             13,605,527
                                                                    -------------          -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                      2,000                  2,000
 Additional paid-in capital                                              347,324                347,324
 Retained earnings                                                       173,496                 80,735
 Accumulated other comprehensive income (loss)                              (230)                17,995
                                                                    -------------          -------------
          Total Stockholder's Equity                                     522,590                448,054
                                                                    -------------          -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $ 15,104,095           $ 14,053,581
                                                                    =============          =============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
   Net investment income                                             $   272,038           $   308,702           $   336,661
   Net realized investment gains                                          12,460                13,289                 8,862
 Policy charge revenue                                                   197,662               178,933               158,829
                                                                     ------------          ------------          ------------
        Total Revenues                                                   482,160               500,924               504,352
                                                                     ------------          ------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    195,676               209,542               235,255
 Market value adjustment expense                                           5,528                 4,079                 6,071
 Policy benefits (net of reinsurance recoveries: 1998 - $9,761;
   1997 - $10,439; 1996 - $8,317)                                         31,891                27,029                21,052
 Reinsurance premium ceded                                                19,972                17,879                15,582
 Amortization of deferred policy acquisition costs                        44,835                72,111                62,036
 Insurance expenses and taxes                                             51,735                49,105                47,077
                                                                     ------------          ------------          ------------
        Total Benefits and Expenses                                      349,637               379,745               387,073
                                                                     ------------          ------------          ------------
        Earnings Before Federal Income Tax Provision                     132,523               121,179               117,279
                                                                     ------------          ------------          ------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  40,535                52,705                22,814
 Deferred                                                                   (773)              (12,261)               15,078
                                                                     ------------          ------------          ------------
        Total Federal Income Tax Provision                                39,762                40,444                37,892
                                                                     ------------          ------------          ------------

NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ============          ============          ============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period       (31,718)               22,347               (79,749)
   Reclassification adjustment for gains included in net earnings        (15,932)              (12,390)               (8,622)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities               (47,650)                9,957               (88,371)

   Adjustments for:
     Policyholder liabilities                                             14,483                10,094                58,415
     Deferred policy acquisition costs                                     5,129                  (822)               12,411

 Income tax (expense) benefit related to items of
   other comprehensive income                                              9,813                (6,730)                6,141
                                                                     ------------          ------------          ------------
 Other comprehensive income (loss), net of tax                           (18,225)               12,499               (11,404)
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    74,536           $    93,234           $    67,983
                                                                     ============          ============          ============






See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                Additional                             Other             Total
                                                Common           Paid-in          Retained         Comprehensive     Stockholder's
                                                 Stock           Capital          Earnings         Income (loss)         Equity
                                              -----------      -----------       -----------       -------------     -------------
BALANCE, JANUARY 1, 1996                      $    2,000       $  501,455        $   76,482        $    16,900       $    596,837

 Dividend to Parent                                               (98,518)          (76,482)                             (175,000)
 Net earnings                                                                        79,387                                79,387
 Other comprehensive loss, net of tax                                                                  (11,404)           (11,404)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1996                         2,000          402,937            79,387              5,496            498,820

 Dividend to Parent                                               (55,613)          (79,387)                             (135,000)
 Net earnings                                                                        80,735                                80,735
 Other comprehensive income, net of tax                                                                 12,499             12,499
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1997                         2,000          347,324            80,735             17,995            448,054

 Net earnings                                                                        92,761                                92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1998                    $    2,000       $  347,324        $  173,496        $      (230)      $    522,590
                                              ===========      ===========       ===========       ============      =============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     -----------           -----------           -----------
OPERATING ACTIVITIES:
 Net earnings                                                        $   92,761            $   80,735            $   79,387
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                     44,835                72,111                62,036
   Capitalization of policy acquisition costs                           (80,241)              (71,577)              (43,668)
   Amortization (accretion) of investments                               (5,350)               (4,672)               (4,836)
   Net realized investment gains                                        (12,460)              (13,289)               (8,862)
   Interest credited to policyholders' account balances                 195,676               209,542               235,255
   Provision (benefit) for deferred Federal income tax                     (773)              (12,261)               15,078
   Changes in operating assets and liabilities:
      Accrued investment income                                           4,765                 7,962                 5,756
      Claims and claims settlement expenses                              13,351                10,908                 9,854
      Federal income taxes - current                                     (8,598)                3,470                13,935
      Other policyholder funds                                           (6,358)                7,740                 5,813
      Liability for guaranty fund assessments                            (1,510)               (3,399)               (2,371)
      Affiliated receivables/payables                                       988                (6,330)                3,735
   Policy loans on insurance contracts                                  (21,317)              (26,068)              (52,804)
   Trading account securities                                              (287)              (14,928)                    -
   Unearned policy charge revenue                                        23,133                11,269                 7,801
   Other, net                                                             3,506                   452               (10,194)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by operating activities                                 242,121               251,665               315,915
                                                                     -----------           -----------           -----------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                               893,619               846,041               847,091
   Maturities of available-for-sale securities                          451,759               595,745               536,449
   Purchases of available-for-sale securities                        (1,028,086)           (1,156,222)             (956,840)
   Mortgage loans principal payments received                                 -                68,864                22,789
   Purchases of mortgage loans                                                -                (5,375)                    -
   Sales of real estate held-for-sale                                    14,135                 6,060                 5,407
   Recapture of investment in Separate Accounts                               -                11,026                 8,829
   Investment in Separate Accounts                                      (12,000)                  (21)              (10,063)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by investing activities                                 319,427               366,118               453,662
                                                                     -----------           -----------           -----------




See notes to financial statements.
(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $         -           $  (135,000)          $  (175,000)
   Policyholders' account balances:
       Deposits                                                        1,042,509             1,101,934               542,062
       Withdrawals (including transfers to/from Separate Accounts)    (1,595,068)           (1,593,320)           (1,090,572)
           Net cash and cash equivalents used                        ------------          ------------          ------------
               by financing activities                                  (552,559)             (626,386)             (723,510)
                                                                     ============          ============          ============
NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                          8,989                (8,603)               46,067

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        86,388                94,991                48,924
                                                                     ------------          ------------          ------------
 End of year                                                         $    95,377           $    86,388           $    94,991
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information
 Cash paid to affiliates for:
   Federal income taxes                                              $    49,133           $    49,235           $     8,880
   Interest                                                                  860                   842                   988







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risk and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains (losses).

 Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Investments in limited partnerships are carried at cost.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1998           1997           1996
                         -----------    -----------    -----------
 Beginning balance       $  102,252     $  112,249     $  124,833
 Capitalized amounts          6,085          5,077          5,077
 Interest accrued             7,669          9,653         10,669
 Amortization               (14,213)       (24,727)       (28,330)
                         -----------    -----------    -----------
 Ending balance          $  101,793     $  102,252     $  112,249
                         ===========    ===========    ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1999         $ 7,045
                    2000         $ 6,110
                    2001         $ 5,670
                    2002         $ 5,400
                    2003         $ 5,386

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1998, the $12,030 excess of Separate Accounts Assets over Separate Accounts liabilities represents the Company's temporary investment in certain investment divisions that were made to facilitate the establishment of those investment divisions.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.70%
 Interest-sensitive deferred annuities   3.40% -  8.69%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See Note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 1998            1997
                                             ------------   -------------
  Assets:
   Fixed maturity securities (1)            $  2,543,097    $  3,008,608
   Equity securities (1), (2)                    158,591          73,612
   Trading account securities (1)                 17,280          15,625
   Policy loans on insurance contracts (3)     1,139,456       1,118,139
   Cash and cash equivalents (4)                  95,377          86,388
   Separate Accounts assets (5)               10,571,489       9,149,119
                                            -------------   -------------
  Total financial instruments               $ 14,525,290    $ 13,451,491
                                            =============   =============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $376,993 and $389,728, had an estimated fair value of $375,470 and $396,253, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1998 and 1997, the Company's limited partnership investments were $11,569 and $4,744, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                              1998
                                              -----------------------------------------------------------------
                                                  Cost /           Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      -----------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867       $    56,703       $    29,078       $ 2,107,492
   Mortgage-backed securities                     229,197             7,908                43           237,062
   U.S. Government and agencies                   150,500             6,393             1,328           155,565
   Foreign governments                             21,157                35             2,996            18,196
   Municipals                                      23,878               905                 1            24,782
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,504,599       $    71,944       $    33,446       $ 2,543,097
                                              ============      ============      ============      ============

  Equity securities:
   Non-redeemable preferred stocks            $   151,130       $       699       $     4,823       $   147,006
   Limited partnerships                            11,569                 -                 -            11,569
   Common stocks                                       11                 5                 -                16
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $   162,710       $       704       $     4,823       $   158,591
                                              ============      ============      ============      ============


                                                                              1997
                                              -----------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                                Amortized        Unrealized       Unrealized           Fair
                                                  Cost             Gains            Losses             Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Limited partnerships                             4,744                 -                 -             4,744
   Common stocks                                       10                11                 -                21
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized           Fair
                                                  Cost             Value
                                              ------------      ------------
  Fixed maturity securities:
   Due in one year or less                    $   383,825       $   383,628
   Due after one year through five years          926,665           950,938
   Due after five years through ten years         599,278           610,339
   Due after ten years                            365,634           361,130
                                              ------------      ------------
                                                2,275,402         2,306,035
   Mortgage-backed securities                     229,197           237,062
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:
                                                                 Estimated
                                               Amortized           Fair
                                                 Cost              Value
                                              ------------      ------------
  AAA                                         $   479,923       $   495,661
  AA                                              146,703           148,169
  A                                               756,880           773,977
  BBB                                             992,041         1,005,835
  Non-investment grade                            129,052           119,455
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive income (loss), net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments at December 31:

                                                       1998           1997
                                                   ------------    ------------
  Assets:
   Fixed maturity securities                       $    38,498     $    81,046
   Equity securities                                    (4,119)          1,013
   Deferred policy acquisition costs                      (323)         (5,452)
   Federal income taxes - deferred                         124               -
   Separate Accounts assets                                 30               -
                                                   ------------    ------------
                                                        34,210          76,607
                                                   ------------    ------------
  Liabilities:
   Policyholders' account balances                      34,440          48,923
   Federal income taxes - deferred                           -           9,689
                                                   ------------    ------------
                                                        34,440          58,612
                                                   ------------    ------------
  Stockholder's equity:
   Accumulated other comprehensive income (loss)   $      (230)    $    17,995
                                                   ============    ============


 During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $932 and $520 at December 31, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998          1997          1996
                                       ----------    ----------    ----------
  Proceeds                             $  893,619    $  846,041    $  847,091
  Gross realized investment gains          20,232        16,783        19,078
  Gross realized investment losses         17,429         7,193        10,749

 The Company had investment securities with a carrying value of $27,189 and $26,508 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 At December 31, 1998, the Company's $12,030 investment in
 Separate Account assets included $30 of unrealized gains.
 During 1997, the Company realized a $1,005 gain on the sale of its investment in the Separate Accounts.

 All outstanding mortgage loans were repaid during 1997.
 Information on impaired loans for the years ended December 31 follows:

                                                        1997           1996
                                                     -----------    -----------
  Average investment in impaired loans               $   30,945     $   79,668
  Interest income recognized (cash basis)                 2,830          4,848


 For the years ended December 31, 1997 and 1996, $7,891 and
 $28,555, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                           1998          1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $   202,313    $  236,325     $  266,916
  Equity securities                         9,234         3,020          1,876
  Mortgage loans                                -         4,627          9,764
  Real estate held-for-sale                 2,264         1,939            563
  Policy loans on insurance contracts      59,236        57,998         56,512
  Cash and cash equivalents                 3,912         9,570          6,710
  Other                                       761           709            899
                                      ------------   -----------    -----------
  Gross investment income                 277,720       314,188        343,240
  Less investment expenses                 (5,682)       (5,486)        (6,579)
                                      ------------   -----------    -----------
  Net investment income               $   272,038    $  308,702     $  336,661
                                      ============   ===========    ===========

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                          1998           1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $     2,617    $    6,149     $    4,690
  Equity securities                           186         3,441          3,639
  Trading account securities                1,368           697              -
  Investment in Separate Accounts               -         1,005            106
  Mortgage loans                                -         6,252            599
  Real estate held-for-sale                 8,290        (4,252)          (171)
  Cash and cash equivalents                    (1)           (3)            (1)
                                      ------------   -----------    -----------
  Net realized investment gains       $    12,460    $   13,289     $    8,862
                                      ============   ===========    ===========

 The following is a reconciliation of the change in valuation allowances that were recorded to reflect other-than-temporary declines in the estimated fair value of mortgage loans for the years ended December 31, 1997 and 1996.

                         Balance at   Additions                   Balance at
                         Beginning    Charged to      Write -        End
                          of Year     Operations       Downs        of Year
                        -----------   -----------   -----------   -----------
       1997             $   17,652    $        -    $   17,652    $        -
       1996                 35,881             -        18,229        17,652


NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                   1998              1997              1996
                                              ------------      ------------      ------------
  Provision for income taxes computed at
    Federal statutory rate                    $    46,383       $    42,413       $    41,048

  Decrease in income taxes resulting from:
    Dividend received deduction                    (3,664)           (1,969)           (3,135)
    Foreign tax credit                             (2,957)                -                 -
    Other                                               -                 -               (21)
                                              ------------      ------------      ------------
  Federal income tax provision                $    39,762       $    40,444       $    37,892
                                              ============      ============      ============

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                  1998             1997              1996
                                              ------------      ------------      ------------
  Deferred policy acquisition costs           $    11,062       $    (2,422)      $    (5,770)
  Policyholders' account balances                 (10,950)          (16,099)           15,004
  Liability for guaranty fund assessments             529             1,190               760
  Investment adjustments                           (1,350)            5,070             5,122
  Other                                               (64)                -               (38)
                                              ------------      ------------      ------------
  Deferred Federal income tax
   provision (benefit)                        $      (773)      $   (12,261)      $    15,078
                                              ============      ============      ============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                    1998              1997
                                                                ------------      ------------
  Deferred tax assets:
   Policyholders' account balances                              $   106,132       $    95,182
   Investment adjustments                                             1,951               601
   Liability for guaranty fund assessments                            4,852             5,381
   Net unrealized investment loss on investment securities              124                 -
                                                                ------------      ------------
      Total deferred tax assets                                     113,059           101,164
                                                                ------------      ------------
  Deferred tax liabilities:
   Deferred policy acquisition costs                                 99,732            88,670
   Net unrealized investment gain on investment securities                -             9,689
   Other                                                              3,924             3,988
                                                                ------------      ------------
      Total deferred tax liabilities                                103,656           102,347
                                                                ------------      ------------
      Net deferred tax (asset) liability                        $    (9,403)      $     1,183
                                                                ============      ============

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $750 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $589 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                             Percentage
                                                       Ceded to           Assumed                             of amount
                                       Gross             other           from other          Net             assumed to
                                       amount          companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        ----------
   Life insurance
       in force                     $13,124,108       $ 3,259,006       $    1,771        $ 9,866,872              0%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,179, $43,028 and $43,515 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $860, $842 and $988 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,915, $1,913 and $2,279 for 1998, 1997 and 1996, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has in-force. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $20,289, $19,057 and $16,514 during 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $79,117, $72,729 and $42,639 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 The Company paid no dividends in 1998. During 1997 and 1996, the Company paid dividends of $135,000 and $175,000, respectively, to MLIG. Of these stockholders' dividends, $110,030 and $175,000 respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance
 Commissioner.

 At December 31, 1998 and 1997, approximately $29,707 and $24,304, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, were $299,069 and $245,042, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $55,813, $81,963 and $93,532, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998 and 1997, based on the RBC formula, the Company's total adjusted capital level was 473% and 394%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Arkansas will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1998 and 1997, the Company has established an estimated liability for future guaranty fund assessments of $13,864 and $15,374, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1998, $6,569 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1998                                         Insurance          Annuities            Other            Total
--------                                      ------------       ------------      ------------      ------------
  Net interest spread (a)                     $    35,228        $    32,765       $     8,369       $    76,362
  Other revenues                                   84,836            124,864               422           210,122
                                              ------------       ------------      ------------      ------------
  Net revenues                                    120,064            157,629             8,791           286,484
                                              ------------       ------------      ------------      ------------

  Policy benefits                                  18,397             13,494                 -            31,891
  Reinsurance premiums ceded                       19,972                  -                 -            19,972
  DAC amortization                                 13,040             31,795                 -            44,835
  Other non-interest expenses                      18,030             39,233                 -            57,263
                                              ------------       ------------      ------------      ------------
  Total non-interest expenses                      69,439             84,522                 -           153,961
                                              ------------       ------------      ------------      ------------
  Net earnings before Federal income
      tax provision                                50,625             73,107             8,791           132,523
  Income tax expense                               16,033             20,653             3,076            39,762
                                              ------------       ------------      ------------      ------------
  Net earnings                                $    34,592        $    52,454       $     5,715       $    92,761
                                              ============       ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981       $   148,465       $15,104,095
  Deferred policy acquisition costs           $   207,713        $   197,927       $         -       $   405,640
  Policy liabilities and accruals             $ 2,186,001        $ 1,694,668       $         -       $ 3,880,669
  Other policyholder funds                    $    16,033        $         -       $     4,769       $    20,802

                                                 Life
  1997                                         Insurance         Annuities           Other              Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    38,826       $    47,973       $    12,361       $    99,160
  Other revenues                                   86,301           102,782             3,139           192,222
                                              ------------      ------------      ------------      ------------
  Net revenues                                    125,127           150,755            15,500           291,382
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  15,876            11,153                 -            27,029
  Reinsurance premiums ceded                       17,879                 -                 -            17,879
  DAC amortization                                 36,180            35,931                 -            72,111
  Other non-interest expenses                      16,545            36,639                 -            53,184
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      86,480            83,723                 -           170,203
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         38,647            67,032            15,500           121,179
  Income tax expense                               12,753            22,265             5,426            40,444
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    25,894       $    44,767       $    10,074       $    80,735
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872       $ 7,998,461       $   129,248       $14,053,581
  Deferred policy acquisition costs           $   182,610       $   182,495       $         -       $   365,105
  Policy liabilities                          $ 2,229,533       $ 2,009,151       $         -       $ 4,238,684
  Other policyholder funds                    $    18,788       $         -       $     8,372       $    27,160

                                                 Life
  1996                                         Insurance         Annuities           Other             Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    40,805       $    44,994       $    15,607       $   101,406
  Other revenues                                   78,759            86,430             2,502           167,691
                                              ------------      ------------      ------------      ------------
  Net revenues                                    119,564           131,424            18,109           269,097
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  12,150             8,902                 -            21,052
  Reinsurance premiums ceded                       15,582                 -                 -            15,582
  DAC amortization                                 30,988            31,048                 -            62,036
  Other non-interest expenses                      18,169            34,979                 -            53,148
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      76,889            74,929                 -           151,818
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         42,675            56,495            18,109           117,279
  Income tax expense                               13,895            17,658             6,339            37,892
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    28,780       $    38,837       $    11,770       $    79,387
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,623,370       $ 6,957,228       $   156,895       $12,737,493
  Deferred policy acquisition costs           $   194,979       $   171,482       $         -       $   366,461
  Policy liabilities and accruals             $ 2,638,177       $ 1,881,537       $         -       $ 4,519,714
  Other policyholder funds                    $    16,256       $         -       $     3,164       $    19,420

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                  1998            1997             1996
                                              ------------    ------------    ------------
  Life Insurance
       Variable life insurance                $    91,806     $    92,245     $    89,897
       Interest-sensitive life insurance           28,258          32,882          29,667
                                              ------------    ------------    ------------

       Total Life Insurance                       120,064         125,127         119,564
                                              ------------    ------------    ------------
  Annuities
       Variable annuities                         105,545          88,509          70,116
       Interest-sensitive annuities                52,084          62,246          61,308
                                              ------------    ------------    ------------

       Total Annuities                            157,629         150,755         131,424
                                              ------------    ------------    ------------

  Other                                             8,791          15,500          18,109
                                              ------------    ------------    ------------
  Total                                       $   286,484     $   291,382     $   269,097
                                              ============    ============    ============
